WEISS, PECK & GREER

                                  MUTUAL FUNDS


                                 Annual Report
                               December 31, 2000

                                 WPG TUDOR FUND
                           WPG LARGE CAP GROWTH FUND
                     (Formerly WPG Growth and Income Fund)
                          WPG QUANTITATIVE EQUITY FUND
                     WEISS, PECK & GREER INTERNATIONAL FUND
                               WPG CORE BOND FUND
                      WPG INTERMEDIATE MUNICIPAL BOND FUND
                        WPG GOVERNMENT MONEY MARKET FUND
                         WPG TAX FREE MONEY MARKET FUND


                               ONE NEW YORK PLAZA
                            NEW YORK, NEW YORK 10004
                                  800 223-3332

WEISS, PECK & GREER MUTUAL FUNDS

TABLE OF CONTENTS


Chairman's Letter .....................................................    2
Average Annual Total Returns ..........................................    4
Major Portfolio Changes - Equity Funds ................................    8
Ten Largest Holdings ..................................................    9
Schedules of Investments:
    WPG Tudor Fund ....................................................   11
    WPG Large Cap Growth Fund .........................................   13
    WPG Quantitative Equity Fund ......................................   14
    Weiss, Peck & Greer International Fund ............................   16
    WPG Core Bond Fund ................................................   18
    WPG Intermediate Municipal Bond Fund ..............................   21
    WPG Government Money Market Fund ..................................   24
    WPG Tax Free Money Market Fund ....................................   24
Statements of Assets and Liabilities ..................................   32
Statements of Operations ..............................................   34
Statements of Changes in Net Assets ...................................   36
Notes to Financial Statements .........................................   38
Financial Highlights ..................................................   44
Independent Auditors' Report ..........................................   47


INTERNATIONAL
OBJECTIVE:  Long-term growth of capital.

TUDOR
OBJECTIVE:  Capital appreciation.

LARGE CAP GROWTH
OBJECTIVE:  Long-term growth of capital.

QUANTITATIVE EQUITY
OBJECTIVE:  Seeks to provide investment results that exceed the S & P 500.

INTERMEDIATE MUNICIPAL BOND
OBJECTIVE: High current income consistent with relative stability of principal. Exempt from Federal Income Tax.

CORE BOND
OBJECTIVE:  High current income consistent with capital preservation.

* TAX FREE MONEY MARKET
 OBJECTIVE: Maximize current income with preservation of capital and liquidity.
            Exempt from Federal Income Tax.

* GOVERNMENT MONEY MARKET
 OBJECTIVE: Maximize current income with preservation of capital and liquidity.


* Although these Funds are money market funds and attempt to maintain a stable $1.00 net asset value per share, investments in these Funds are neither insured nor guaranteed by the FDIC or any other Government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

DEAR SHAREHOLDERS:

DOMESTIC EQUITY
---------------

    What a difference one year makes! Toward the end of 1999, our major concern was whether or not computer software programs would function properly because of Y2K uncertainties. Both the U.S. economy and U.S. financial markets were on a roll. One year later the U.S. economy is quickly decelerating and every major U.S. equity index was down during 2000. Even the U.S. Presidential Election was unprecedented.

    The S&P 500 completed the year 2000 down 9.1%, its worst performance since 1977's drop of 11.5%. The Dow Jones Industrial Average fell 6.2% during 2000, its worst year since a 9.2% negative result in 1981. Nasdaq suffered its worst year ever, down 39.2%, eclipsing a 35.1% loss in 1974.

    Technology issues caused most of the carnage to the equity indices. The S&P 500 technology sector fell 39.5% for the year and 32.0% for the fourth quarter alone. The weighting of the technology sector in the S&P 500 decreased from 35% in August to 24% by year-end. Financial stocks and health care issues were the largest positive contributors to S&P 500 performance during 2000. Each of these sectors were major detractors to performance in 1999, when technology was "king."

    Stock market breadth was very narrow during 1999, when technology issues masked a widespread bear market in most every sector. The stock market became much more broad based during 2000. S&P 500 performance would have been positive for 2000 if technology stocks were eliminated from performance.

    As seen through the eyes of the average investor, 2000 was the worst possible end to the roaring `90s. The Small Cap oriented Russell 2000 Growth Index returned -22.4%. As professional investors with an enhanced sensitivity to investment excesses, we feel that the necessary re-valuation of the market was a refreshing tonic.

    Now that the economy is decelerating noticeably, the Federal Reserve Board has begun to meaningfully reduce key short-term interest rates. These actions should greatly aid stock valuations. On the other hand, year-over-year earnings reports will cause concern, particularly during the first two quarters of 2001. Our market forecast then will be to expect turbulent and volatile activity early and then finish the year with an upward bias.

    2001 will most likely be characterized as the year for earnings disappointment. Therefore, as always, stock selection will be very important in the upcoming year


FIXED INCOME
------------

    The year 2000 was a volatile one for the fixed income market. In response to strong economic growth during the first half of the year, the Federal Reserve raised interest rates on three separate occasions increasing the Federal Funds rate from 5.50% to 6.50%. Speculation continued about the Federal Reserve until the fourth quarter of the year when it became obvious that economic growth was slowing. In fact in a highly aggressive and unusual move, the Federal Reserve lowered interest rates on January 3rd, 2001, by 50 basis points.

    During the course of the year, asset allocations out of the equity market and non-treasury securities, specifically corporates, into US Treasuries caused yields to drop dramatically by year-end. Speculation about further interest rate cuts by the Federal Reserve reversed all of the dramatic yield curve flattening that occurred during the 1st half of the year as concerns over economic weakness and lower rates in the front-end of the curve outweighed the benefits of the Treasury buyback program.

    Performance for non-Treasury securities showed substantial divergence. Generally speaking, sectors that contained credit risk (i.e., high yield and investment grade corporates) had the worst performance while higher quality sectors such as agencies and mortgages had relatively better performance.

INTERNATIONAL EQUITY
--------------------

    For global investors, 2000 was a year of major turning points. The winners of 1999 became the losers of 2000, and vice versa. This holds not just for sectors (technology versus health care and financials), but also for regions (the Pacific versus the West, emerging markets versus developed markets). It was also the year when growth went out of favor, and value became appreciated again. Clearly, during 2000 international equity markets took their clues from the US, more precisely from the Nasdaq. Its correction in mid-March sent shock waves throughout the world and they are still being felt at present. Non-US investments were further penalized in returns translated to US dollars. During 2000 the Euro depreciated by 6.3% against the US dollar while the Japanese Yen depreciated by 10.4% against the dollar for the same period. It is all part of the continuing globalization of capital markets and fund flows, which we expect to accelerate even further from hereon.

    At present the question is to what extent markets have already discounted the unfolding economic slowdown. The answer to this question will determine the overall direction of markets, as well as the performance of the various sectors in the global economy. For the time being we prefer to maintain a defensive posture, that is an underweight of cyclically sensitive sectors and an overweight of sectors that are less vulnerable to an economic slowdown (health care, consumer staples) and benefit from lower interest rates (financial services).

    As these events unfold, we will continue to seek investments that will enable Weiss, Peck & Greer shareholders to achieve their long-term investment goals.

                                           Sincerely,


                                           /s/ Roger J. Weiss
                                           Roger J. Weiss
                                           Chairman of the Board
                                           January 24, 2001

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WEISS, PECK & GREER MUTUAL FUNDS

AVERAGE ANNUAL TOTAL RETURN


TUDOR FUND

The Tudor Fund weathered 2000's tumultuous market by returning -5.2% for the year. The fund outperformed its benchmark, the Russell 2000 Growth Index by 17.23% for the year. This outperformance was achieved through very strong stock selection in the technology, health care services, financial services and consumer discretionary sectors. The fund's strategy of in-depth bottom up research helped during the market's increasingly volatile downturn. Our focus on companies with strong fundamentals and proven management teams also lent stability to our performance.


[Graph deleted here] Graph depicts a $10,000 investment made on December 31, 1990 to December 31, 2000 of the WPG Tudor Fund as compared to the Lipper Mid Cap Core Index and Russell 2000 Growth Index.




                           Average Annual Total Return
                    (for the periods ended December 31, 2000)

                                         1 year      5 years     10 years
                                         ------      -------     --------
TUDOR .................................  -5.20%       9.75%       13.40%
Lipper Mid-Cap Core Fund Index ........   6.26%      16.15%       17.93%
Russell 2000 Growth Index ............. -22.43%       7.14%       12.80%





LARGE CAP GROWTH FUND

The year 2000 was a comparatively good year for the WPG Large Cap Growth Fund. The portfolio was down 1.68% for the year and compared quite favorably to the Lipper Large Cap Core Index (-7.37%) and the S&P 500 Index (-9.11%). Technology issues were very weak performers during the second, third and fourth quarters of 2000 after dramatically outperforming during 1999. The portfolio benefited by a decision last June to underweight the technology sector and reinvest the proceeds in select healthcare, financial and energy issues.




[Graph deleted here] Graph depicts a $10,000 investment from December 31, 1990 to December 31, 2000 of the WPG Large Cap Growth Fund as compared to the S&P 500 Stock Index and Lipper Large Cap Core Index.


                          Average Annual Total Return
                   (for the periods ended December 31, 2000)
                                  1 year   5 years   10 years
                                  ------   -------   --------

LARGE CAP GROWTH ................ -1.68%    19.06%     18.07%
S&P 500 Stock Index .............  9.11%    18.33%     17.46%
Lipper Large Cap Core Index .....  7.37%    16.77%     16.12%

WEISS, PECK & GREER MUTUAL FUNDS
AVERAGE ANNUAL TOTAL RETURN

QUANTITATIVE EQUITY FUND
As we anticipated at the end of 1999, the year 2000 brought a reversal of the two market trends that so hampered the Quantitative Equity model in 1999. Specifically, the market broadened and, more importantly, the valuation factors in our model were again predictors of outperformance. Our Book to Price, Cash Flow to Price, Earnings to Price factors as well as our Earnings Estimate Momentum factor were all very effective throughout the year leading the fund to outperform the S&P500.

During 2000 investor focus shifted dramatically. Investors began to demand companies with near term earnings selling at reasonable valuations over highly valued firms with little or no current earnings. Investors were again focusing on value.



[Graph deleted here] Graph depicts a $10,000 investment from January 1, 1993 to December 31, 2000 of the WPG Quantitative Equity Fund as compared to the S&P 500 Stock Index.


                          Average Annual Total Return
                    (for the periods ended December 31, 2000)

                                                   Inception
                                 1 year   5 years   1/1/93
                                 ------   -------   ------
QUANTITATIVE EQUITY              -7.32%   14.73%    14.86%
S&P 500 Stock Index.             -9.11%   18.33%    17.20%

WEISS, PECK & BRRR

Average Annual Total Return

INTERNATIONAL FUND

The Fund's negative performance over 2000 was due mainly to unfavorable stock selection. Industry selection mainly contributed negatively in the first half of the year, as the information and communication technology sectors were still overweight and experienced major corrections. Country and currency positioning yielded better than benchmark results. The Fund's growth oriented security selection remained clearly unrewarded during 2000, when the value style dominated.

[Graph deleted here] Graph depicts a $10,000 investment from December 31, 1990 to December 31, 2000 of the WPG International Fund as compared to the EAFE Index.


                           Average Annual Total Return
                    (for the periods ended December 31, 2000)

                         1 year   5 years  10 years
                         ------   -------  --------

INTERNATIONAL .........  -23.32%   4.50%    5.42%
EAFE Index ............  -13.96%    .43%    8.56%


CORE BOND FUND
The fixed income market rallied strongly throughout 2000 due to a weakening economy in the second half of the year and huge treasury buybacks in the first half of the year. Yields dropped between 100 and 140 basis points across the entire yield curve, erasing much of the rise in rates during 1999. In non-treasury sectors, corporate bonds had a particularly poor year, widening by approximately 95 basis points. Underperformance in the fund was largely attributable to an overweight in this sector. Positioning in the mortgage backed securities sector also detracted from returns. These negatives were partially offset by yield curve positioning and overweights in the agency and commercial mortgage backed securities sectors.



[Graph deleted here] Graph depicts a $10,000 investment from December 31, 1990 to December 31, 2000 of the WPG Core Bond Fund as compared to the Lehman Aggregate Index and the Morningstar Intermediate Term Bond Index.


                          Average Annual Total Return
                   (for the periods ended December 31, 2000)


                                    1 year  5 years  10 years
                                    ------  -------  --------
CORE BOND. .......................  10.66%    6.12%    6.43%
Lehman Aggregate Index ...........  11.63%    6.46%    7.96%
Morningstar Intermediate
        Term Bond Index ..........   9.45%    5.39%    7.32%

WEISS, PECK & GREER MUTUAL FUNDS
Average Annual Total Return


INTERMEDIATE MUNICIPAL BOND FUND
Fixed income markets rebounded from a disappointing 1999 to post strong returns in 2000. The Fund maintained a steady overall duration, but where possible looked to decrease its exposure to municipal bonds with poor call structure. This posture helped the Fund post a 8.73% return while its peer Lipper group returned 8.67% on average. The Fund also bested its unmanaged index by 11 basis points.


[Graph deleted here] Graph depicts a $10,000 investment from July 1, 1993 to December 31, 2000 of the WPG Intermediate Muni Bond as compared to the Lehman Brothers 3-10 year Municipal Bond Index and the Lipper Intermediate Muni Funds Index.

                          Average Annual Total Return
                   (for the periods ended December 31, 2000)

                                                           From
                                      1 year    5 years   7/1/93
                                      ------    -------   ------

INTERMEDIATE MUNI BOND ..............  8.73%     5.13%     5.13%
Lehman Brothers 3-10 year
     Municipal Bond Index ...........  8.62%     5.31%     5.50%
Lipper Intermediate
     Muni Funds Index ...............  8.67%     4.79%     4.82%


Performance represents historical data and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The charts represent hypothetical $10,000 investments in various WPG Funds. Investment results assume the reinvestment of dividends and distributions paid on the WPG Funds as well as the stocks constituting the indices in the charts. Indices are unmanaged groups of securities and, unlike a mutual fund, their performance assumes no transaction costs, taxes, management fees or other expenses. Please bear in mind that a direct investment in an index is not possible. Each Fund's past performance is not indicative of future performance and should be considered in light of each Fund's investment policy and objectives, the characteristics and quality of its portfolio securities, and the periods selected. The S&P 500 Stock Index is a broad based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. The Russell 2000 Growth Index is a measurement of changes in stock market conditions based on the average performance of small U.S. growth oriented securities with median market weighted capitalizations of approximately $950 million. Lipper Analytical Services ("Lipper") and Morningstar compare mutual funds according to overall performance, investment objectives, investment policies, assets, expense levels, periods of existence and other factors. The Lehman Brothers Aggregate Index is a market weighted blend of all investment grade corporate issues, all mortgage securities and all government issues. The Lehman Brothers 3-10 year Muni Bond Index is a broad based index which contains all securities in the Lehman Municipal Bond Index with maturities from 3-10 years. The Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") is an index of more than 800 companies in Europe, Australia and the Far East. Investing in foreign securities involves special risks including greater social and political instability, currency fluctuations, and market illiquidity.

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WEISS, PECK & GREER MUTUAL FUNDS

MAJOR PORTFOLIO CHANGES - EQUITY FUNDS - QUARTER ENDING DECEMBER 31, 2000


TUDOR FUND                              LARGE CAP GROWTH
----------------------------------      --------------------------------
Additions                               Additions
---------                               ---------

Anaren Microwave Inc.                   American Home Products Corp.
C-MAC Industries Inc.                   Apache Corp.
DiamondCluster International Inc.       Burlington Resources, Inc.
II-VI Inc.                              Charles Schwab Corp.
Ilex Oncology, Inc.                     Costco Wholesale Corp.
Inktomi Corp.                           Eli Lilly & Co.
Microtune Inc.                          JDS Uniphase Corp.
North American Scientific Inc.          Mellon Financial Corp.
Specialty Laboratories                  Specialty Laboratories
Zoll Medical Corp.                      Suntrust Banks Inc.

Deletions                               Deletions
---------                               ---------
Daleen Technologies Inc.                Autozone Inc.
Go2net Inc.                             BCE, Inc.
Kana Communications                     CBS Corp.
Netzero Inc.                            Emerson Electric Co.
P-Com Inc.                              Infonet Services
Peoples Heritage Financial              MCI Worldcom Inc.
Primus Knowledge Solutions              Microsoft Corp.
Rubio's Restaurant                      PepsiCo Inc.
Sangstat Medical Co.                    Providian Financial
Stoneridge                              Sara Lee Corp.


QUANTITATIVE EQUITY FUND                INTERNATIONAL FUND
----------------------------------      --------------------------------
Additions                               Additions
---------                               ---------
Agilent Technologies Inc.               AMP Ltd.
Applied Materials Inc.                  Amvescap
BEA Systems Inc.                        CGNU PLC
Boeing Co.                              China Mobile
Dentsply International Inc.             Fanuc Ltd.
Entergy Corp.                           Fuji Photo Film
Genzyme Corp.                           Groupe Danone
Helmerich & Payne Inc.                  Itochu
Honeywell Inc.                          Murata Manufacturing
Tosco Corp.                             Singapore Keppel Land Limited

Deletions                               Deletions
---------                               ---------
AK Steel Holding Corp.                  Benetton Grp SPA
Brunswick Corp.                         Bennesse Corporation
Coastal Corp.                           Broken Hill Proprietary Co.
Conagra Inc.                            Circle K Japan Co.
Dayton Hudson Corp.                     City Developments Ltd.
Donnelly RR & Sons                      Dassault Systems SA
Fortune Brands                          Enso R Shares
Royal Dutch Petroleum Co. ADR           Hitachi Ltd.
Southtrust Corp.                        Hong Kong & China Gas Co., Ltd.
Supervalu Inc.                          NSK Limited


WEISS, PECK & GREER MUTUAL FUNDS
Ten Largest Holdings at December 31, 2000 *

                                Percent                                                 Percent
                                Value   of Net                                          Value   of Net
Tudor Fund                      (000's) Assets  Large Cap Growth                        (000's) Assets
----------                      ------ -------  ----------------                        ------ -------
Career Education Corp. ......   $2,246  2.4%    American International Group Inc. .....$4,928   4.5%
Skywest Inc. ................   2,133   2.3%    General Electric Co. .................. 4,794   4.4%
Adolor Corp. ................   2,110   2.2%    Pfizer Inc. ........................... 4,600   4.2%
Lincare Holdings Inc. .......   2,054   2.2%    Baxter International Inc. ............. 4,416   4.0%
OM Group Inc. ...............   2,043   2.2%    Philip Morris Companies ............... 4,224   3.9%
Commerce Bancorp Inc. NJ ....   1,958   2.1%    Colgate-Palmolive Co. ................. 3,873   3.5%
Manugistics Group Inc. ......   1,790   1.9%    Citigroup Inc. ........................ 3,745   3.4%
Anaren Microwave Inc. .......   1,707   1.8%    Apache Corp. .......................... 3,503   3.2%
Harrahs Entertainment, Inc. .   1,691   1.7%    Oracle Corp. .......................... 3,488   3.2%
Plannar Systems Inc. ........   1,664   1.7%    Federal National Mortgage
                               ------  ----       Association ......................... 3,470   3.2%
                              $19,396  20.5%                                          ------- -----
                              =======  ====                                          $41,041  37.5%
                                                                                     =======  =====



QUANTITATIVE EQUITY FUND                        INTERNATIONAL FUND
------------------------                        ------------------
Exxon Mobil Corp. ............. 1,095   3.7%    Glaxosmithkline PLC ................. $195    3.0%
Merck & Co. Inc. ..............   969   3.3%    Nokia OYJ ...........................  190    3.0%
Pfizer Inc. ...................   837   2.8%    Vodafone Group PLC ..................  177    2.8%
General Electric Co. ..........   815   2.7%    Novartis AG .........................  136    2.1%
International Business
  Machines Corp. ..............   769   2.6%    HSBC Holdings PLC ...................  135    2.1%
Johnson & Johnson Co. .........   673   2.3%    Nestle SA ...........................  133    2.1%
Cisco Systems Inc. ............   658   2.2%    BP Amoco PLC ........................  129    2.0%
Citigroup Inc. ................   623   2.1%    ING Groep NV ........................  127    2.0%
SBC Communications ............   616   2.0%    Shell Transport & Trading PLC .......  116    1.8%
American International
  Group Inc. ..................   606   2.0%    Total Fina SA-B .....................  106    1.6%
                               ------    ----                                        ------    ----
                              $7,661    25.7%                                       $1,444    22.5%
                              ======    ====                                        ======    ====


                                                                      Page 9


WEISS, PECK & GREER MUTUAL FUNDS
Ten Largest Holdings at December 31, 2000 * - continued


                                                                                       Percent
                                                                                Value   of Net
CORE BOND FUND                                                                (000's)   Assets
--------------                                                                -------   ------
Federal National Mortgage Association 7.000% Due 1/1/16**                       $12,026  10.5%
Federal National Mortgage Association 7.000% Due 7/15/05                         8,611    7.6%
U.S. Treasury Bonds 6.125% Due 8/15/29                                           8,109    7.1%
Federal National Mortgage Association 7.000% Due 1/1/31**                        6,310    5.5%
Government National Mortgage Association 6.500% Due 2/15/24 - 10/15/24**         6,151    5.4%
U.S. Treasury Notes 5.250% Due 8/15/03                                           5,984    5.3%
Federal National Mortgage Association 6.500% Due 1/1/16**                        4,449    3.9%
Federal National Mortgage Association 6.500% Due 12/1/14**                       3,416    3.0%
American General Finance Corp 5.750% Due 11/1/03                                 3,296    2.9%
U.S. Treasury Notes 5.750% Due 8/15/10                                           3,112    2.7%
                                                                               -------   ----
                                                                               $61,464   53.9%
                                                                               =======   ====

INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------
Chicago Illinois O'Hare International Airport Revenue Refunding- 2nd Lien
        Series C (MBIA Insured) 5.750% Due 1/1/09                               $1,087    6.4%
Rhode Island Housing & Mortgage Finance Corporation Multifamily Housing
        Revenue Series A (AMBAC Insured) 5.700% Due 7/1/07                       1,055    6.2%
Port of Houston Texas General Obligation 5.100% Due 10/1/11                      1,029    6.1%
Lancaster County Nebraska Lincoln Public School District #1 5.000% Due 7/15/11     808    4.8%
San Antonio Texas Electric & Gas Refunding Series A 5.250% Due 2/1/15              766    4.5%
New Orleans Louisiana Public Improvement General Obligation
        (FSA Insured) 7.200% Due 11/1/08                                           744    4.4%
Oklahoma County Oklahoma Home Finance Authority Single Family Refunding
        Prerefunded Zero Coupon Due 7/1/12                                         738    4.4%
Edgewood Texas Independent School District Public Facilities
        Corporate Lease Revenue 4.700% Due 8/15/05                                 568    3.4%
Sacramento County Sanitation Financing Authority Revenue Series A 5.200%
        Due 12/1/11                                                                540    3.2%
Michigan State Housing Development Authority Rental Housing Revenue Series A
        6.600% Due 4/1/12                                                          533    3.2%
                                                                                ------   ----
                                                                                $7,868   46.6%
                                                                                ======   ====

*    The composition of the largest securities in each portfolio is subject to change.
**   Mortgage pass-through securities.

WEISS, PECK & GREER MUTUAL FUNDS
SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2000


NUMBER                                                                     VALUE
OF SHARES                        SECURITY                                (000'S)
---------                        --------                                -------

                                     TUDOR

                COMMON STOCKS (90.1%)
                Capital Goods
                Biotechnology (1.9%)
48,300        #*Applied Molecular Evolution Inc. ..................         $824
 9,200         *Cytyc Corp. .......................................          576
86,100         *Diacrin Inc. ......................................          430
                                                                           -----
                                                                           1,830
                                                                           -----

                Communications (6.3%)
25,400         *Anaren Microwave Inc. .............................        1,707
82,900         *Aspect Communications Inc. ........................          667
29,900         *Clarent Corp. .....................................          338
40,000         *Crown Media Holdings Inc. Cl A ....................          812
 2,300         *Luminent, Inc. ....................................           14
19,800         *Powerwave Technologies Inc. .......................        1,158
29,200         *SBA Communications Corp. ..........................        1,199
   500         *Transmeta Corp. ...................................           12
                                                                           -----
                                                                           5,907
                                                                           -----

                Computer Systems (3.2%)
 7,900         *Brocade Communications ............................          725
37,600         *Catapult Communications Corp. .....................          630
66,900         *Plannar Systems Inc. ..............................        1,664
                                                                           -----
                                                                           3,019
                                                                           -----

                Electronics (2.5%)
18,500         *C-Mac Industries Inc. .............................          821
 9,200        #*Exfo Electro-Optical Engineering ..................          240
33,100         *Veeco Instruments Inc. ............................        1,328
                                                                           -----
                                                                           2,389
                                                                           -----

                Information Services (1.2%)
15,100         *DiamondCluster International Inc. .................          461
51,800         *Hutchinson Technology .............................          712
                                                                           -----
                                                                           1,173
                                                                           -----

                Internet (0.7%)
26,800         *BreezeCOM Limited .................................          384
16,800         *Inktomi Corp. .....................................          300
                                                                           -----
                                                                             684
                                                                           -----

                Machinery (0.6%)
43,100         *Asyst Technology Corp. ............................          579
                                                                           -----

                Pharmaceuticals (12.1%)
95,900        #*Adolor Corp. ......................................        2,110
19,000          Alpharma Inc. Cl A ................................          834
 9,300         *Cell Therapeutics Inc. ............................          419
 9,400         *Cor Therapeutics ..................................          331
36,100         *Guilford Pharmaceuticals Inc. .....................          650
28,400         *Ilex Oncology, Inc. ...............................          747
18,000         *Inhale Therapeutic Systems Inc. ...................          909
11,000         *Millennium Pharmaceuticals Inc. ...................          680



NUMBER                                                                     VALUE
OF SHARES                        SECURITY                                (000'S)
---------                        --------                                -------

                               TUDOR (continued)

16,200        #*Pharmacyclics Inc. ..............................           $555
 4,600         *Pozen Inc. ........................................           84
13,000         *QLT Phototherapeutics Inc. ........................          364
29,400         *Regeneron Pharmaceutical ..........................        1,037
24,200         *RehabCare Group Inc. ..............................        1,243
44,200         *Triad Hospitals Inc. ..............................        1,439
                                                                           -----
                                                                          11,402
                                                                           -----
                Semiconductors (7.0%)
67,300         *ADE Corp. .........................................        1,186
 9,517         *Applied Micro Circuits Corp. ......................          714
34,200         *Atmel Corp. .......................................          398
11,800         *Caliper Technologies Corp. ........................          555
18,000         *Cymer Inc. ........................................          463
52,200         *Lattice Semiconductor Corp. .......................          959
71,000         *Microtune Inc. ....................................        1,176
 8,000         *Plexus Corp. ......................................          243
37,300         *Sipex Corp. .......................................          893
                                                                           -----
                                                                           6,587
                                                                           -----

                Software & Services (3.5%)
39,600         *Cognos Inc. .......................................          745
68,900         *eLoyalty Corp. ....................................          446
32,400         *Galileo Technology Ltd. ...........................          437
27,100         *II-VI Inc. ........................................          412
60,461         *Intermagnetics General Corp. ......................        1,013
 5,100         *TIBCO Software Inc. ...............................          244
                                                                           -----
                                                                           3,297
                                                                           -----
                                                                          36,867
                                                                          ------

                Consumer
                Computer Software (2.8%)
30,800         *Broadvision Inc. ..................................          364
70,500         *Casino Data Systems ...............................          495
31,400         *Manugistics Group Inc. ............................        1,790
                                                                           -----
                                                                           2,649
                                                                           -----

                Entertainment (1.8%)
64,100         *Harrahs Entertainment, Inc. .......................        1,691
                                                                           -----

                Food (1.9%)
32,600         *American Italian Pasta ............................          874
14,500        #*California Pizza Kitchen Inc. .....................          410
 9,600         *Performance Group .................................          492
                                                                           -----
                                                                           1,776
                                                                           -----

                Health Care Services (1.7%)
 7,100         *Gilead Sciences Inc. ..............................          589
30,400         *Zoll Medical Corp. ................................        1,066
                                                                           -----
                                                                           1,655
                                                                           -----

                       See notes to financial statements
                                                                         Page 11




WEISS, PECK & GREER MUTUAL FUNDS
SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2000


NUMBER                                                                     VALUE
OF SHARES                        SECURITY                                (000'S)
---------                        --------                                -------

                               TUDOR (continued)

                Hospital  Management &
                Service (3.7%)
36,000         *Lincare Holdings Inc. .............................       $2,054
57,900        #*Sunrise Assisted Living Inc. ......................        1,448
                                                                           -----
                                                                           3,502
                                                                           -----

                Media - Communication (4.6%)
54,668         *Acterna Corp. .....................................          738
25,900         *Advanced Fibre Communication ......................          468
48,100         *Entravision Communications ........................          884
18,300         *Millicom International Cellular ...................          421
37,300         *Somera Communications, Inc. .......................          324
18,800         *Western Wireless Corp. Cl A .......................          736
41,821         *XOXO Cl A .........................................          745
                                                                           -----
                                                                           4,316
                                                                           -----

                Medical Supplies (1.2%)
28,800         *North American Scientific Inc. ....................          417
44,900         *Oratec Interventions Inc. .........................          230
15,000        #*Specialty Laboratories ............................          497
                                                                           -----
                                                                           1,144
                                                                           -----

                Miscellaneous Manufacturing
                Industries (1.8%)
70,100         *Genomica Corp. ....................................          370
28,200         *Plantronics Inc. ..................................        1,326
                                                                           -----
                                                                           1,696
                                                                           -----

                Tobacco Manufacturers (1.6%)
56,300         *Core Laboratories .................................        1,538
                                                                           -----

                Retail (2.6%)
45,900         *Dollar Tree Stores Inc. ...........................        1,125
28,600          Ethan Allen Interiors, Inc. .......................          958
 6,100         *Interwoven Inc. ...................................          402
                                                                           -----
                                                                           2,485
                                                                           -----
                                                                          22,452
                                                                           -----

                Energy
                Oil & Gas Exploration (5.0%)
 20,900         *BJ Services Co. ...................................       1,439
264,400         #*Gulf Canada Resources Ltd. .......................       1,339
 21,800         *Universal Compression Holdings ....................         822
 34,900         *Veritas DGC Inc. ..................................       1,127
                                                                           -----
                                                                           4,727
                                                                           -----

                Interest Sensitive
                Banks (5.1%)
28,635         Commerce Bancorp Inc. NJ ...........................        1,958
15,400         *Enzon Inc. ........................................          956
49,000         *OneSource Info Service ............................          379
52,815         Washington Federal Inc. ............................        1,502
                                                                           -----
                                                                           4,795
                                                                           -----


NUMBER                                                                     VALUE
OF SHARES                        SECURITY                                (000'S)
---------                        --------                                -------

                               TUDOR (continued)
                Homebuilding (2.5%)
41,600         *Del Webb Corp. ....................................       $1,217
31,300         *Dycom Industries Inc. .............................        1,125
                                                                           -----
                                                                           2,342
                                                                           -----

                Other (6.8%)
27,800         *Affiliated Managers Group .........................        1,525
47,200         *APW Ltd. ..........................................        1,593
31,180          BRE Properties Inc. Cl A ..........................          988
61,200         *Spherion Corp. ....................................          692
43,233          Waddell & Reed Financial ..........................        1,627
                                                                           -----
                                                                           6,425
                                                                           -----

                Schools (2.4%)
57,400         *Career Education Corp. ...........................         2,246
                                                                           -----
                                                                          15,808
                                                                          ------

                Intermediate Goods & Services
                Basic Industries (2.2%)
37,400         OM Group Inc. ......................................        2,043
                                                                          ------

                Transportation (3.4%)
44,300         *America West Holdings Corp. Cl B ..................          568
74,200         Skywest Inc. .......................................        2,133
13,100         Teekay Shipping Marshall Island ....................          498
                                                                          ------
                                                                           3,199
                                                                          ------
                                                                           5,242
                                                                          ------

                 Total Common Stock
                (Cost $69,680) ......................................     85,096
                                                                          ------

PRINCIPAL
AMOUNT
(000's)
               REPURCHASE AGREEMENT (6.4%)
        ---------------------------
              (Cost $6,028)
$6,028          SBC Warburg Inc. 6.000% Due 1/2/01
                with maturity value of $6,032
                (collateralized by $6,147
                United States Treasury Bond
                7.625% Due 2/15/25) ...............................        6,028

              Total Investments (96.5%)
                (Cost $75,708) ....................................       91,124

              Other Assets in Excess of
                Liabilities (3.5%) ................................        3,294
                                                                      ----------

             Total Net Assets (100.0%) ...............................$   94,418
                                                                      ==========

*       Non-income producing security.
#       Security out on loan (see Note 3.)



                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS
SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2000



NUMBER                                                                     VALUE
OF SHARES                        SECURITY                                (000'S)
---------                        --------                                -------

                                LARGE CAP GROWTH

                COMMON STOCKS (98.7%)
                Capital Goods
                Broadcasting/Advertising (5.8%)
100,000        *AT&T Corp. Liberty Media Cl A .....................       $1,356
55,000         *Nortel Networks Corp. .............................        1,764
25,000         Time Warner Inc. ...................................        1,306
40,000         *Viacom Inc. Cl B ..................................        1,870
                                                                      ----------
                                                                           6,296
                                                                      ----------

                Computer Software & Services (13.3%)
61,000         *Cisco Systems Inc. ................................        2,333
20,000         *EMC Corp. .........................................        1,330
120,000        *Oracle Corp. ......................................        3,488
60,000         *Sun Microsystems Inc. .............................        1,673
50,000         *Tellabs, Inc. .....................................        2,825
60,800         Texas Instruments, Inc. ............................        2,880
                                                                      ----------
                                                                          14,529
                                                                      ----------

                Electronics (2.2%)
32,800         *Applied Micro Circuits Corp. ......................        2,461
                                                                      ----------

                Other Capital Goods (4.4%)
100,000        General Electric Co. ...............................        4,794
                                                                      ----------

                Technology (4.5%)
40,000         Corning Inc. .......................................        2,112
50,000         *General Motors Corp. Cl H .........................        1,150
40,000         *JDS Uniphase Corp. ................................        1,668
                                                                      ----------
                                                                           4,930
                                                                      ----------
                                                                          33,010

                Consumer
                Health Care (13.0%)
35,000         American Home Products Corp. .......................        2,224
50,000         Baxter International Inc. ..........................        4,416
12,600         Eli Lilly & Co. ....................................        1,172
100,000        Pfizer Inc. ........................................        4,600
25,000         Pharmacia Corp. ....................................        1,525
10,000         *Specialty Laboratories ............................          331
                                                                      ----------
                                                                          14,268
                                                                      ----------

               Non-Durables (2.9%)
30,000         Johnson & Johnson ..................................        3,152
                                                                      ----------

               Restaurants (2.5%)
80,000         McDonald's Corp. ...................................        2,720
                                                                      ----------
                Other (14.4%)
80,000         Carnival Corp. .....................................       $2,465
60,000         Colgate-Palmolive Co. ..............................        3,873
50,000         *Costco Wholesale Corp. ............................        1,997
96,000         Philip Morris Companies Inc. .......................        4,224
75,000         Walgreen Co. .......................................        3,136
                                                                      ----------
                                                                          15,695
                                                                      ----------
                                                                          35,835
                                                                      ----------

               Interest Sensitive
               Banks (7.0%)
60,000         Bank of New York Inc. ..............................        3,311
57,100         Mellon Financial Corp. .............................        2,808
23,900         Suntrust Banks Inc. ................................        1,506
                                                                      ----------
                                                                           7,625
                                                                      ----------

                Insurance (4.5%)
50,000         American International Group Inc. ..................        4,928
                                                                      ----------

               Other (13.8%)
42,500         American Express Co. ...............................        2,335
75,000         Charles Schwab Corp. ...............................        2,128
73,340         Citigroup Inc. .....................................        3,745
40,000         Federal National
               Mortgage Association ...............................        3,470
50,000         Federal Home Loan
               Mortgage Corp. .....................................        3,444
                                                                      ----------
                                                                          15,122
                                                                      ----------
                                                                          27,675
                                                                      ----------

                Natural Resources
                Energy & Related (8.6%)
50,000         Apache Corp. .......................................        3,503
50,000         Baker Hughes Inc. ..................................        2,078
40,000         Burlington Resources Inc. ..........................        2,020
50,000         Halliburton Co. ....................................        1,813
                                                                      ----------
                                                                           9,414
                                                                      ----------

                Real Estate Investment Trusts
                Commercial & Industrial (1.8%)
80,000          Duke Weeks Realty Investors Inc. ..................        1,970

                Total Common Stock
                (Cost $73,717) ....................................      107,904



                       See notes to financial statements
                                                                Page 13


WEISS, PECK & GREER MUTUAL FUNDS
SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2000

                          LARGE CAP GROWTH (continued)

PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)                                         SECURITY               (000'S)
-------                                         --------               -------


                EURODOLLAR DEPOSIT (1.4%)
                (Cost $1,452)
$1,452         Societe Generale Bank Due 1/2/01 ...................       $1,452
                                                                        --------

                Total Investments (100.1%)
                (Cost $75,169) ....................................      109,356

                Liabilities in Excess of
                Other Assets (-0.1%) ..............................          (9)
                                                                        --------

                Total Net Assets (100.0%)                               $109,347
                                                                        ========

* Non-income producing securities.


NUMBER                                                                    VALUE
OF SHARES                               SECURITY                         (000'S)
---------                               --------                         -------

                              QUANTITATIVE EQUITY

               Banking/Financial (0.7%)
 7,200         Dime Bancorp Inc. ..................................        $213
                                                                        --------

               Commercial Services (0.6%)
 7,450         Viad Corp. .........................................         171
                                                                        --------

               Consumer Cyclicals (6.5%)
10,550         Darden Restaurants Inc. ............................         241
 8,050         *Jack in the Box Inc. ..............................         237
12,550         *Kroger Co. ........................................         340
 3,700         Lowe's Companies Inc. ..............................         165
16,000         Visteon Corp. ......................................         184
10,800         Wal-Mart Stores Inc. ...............................         574
 8,350         Walt Disney Co. ....................................         241
                                                                        --------
                                                                          1,982
                                                                        --------

               Consumer Non-Cyclicals (4.7%)
 5,700         Anheuser-Busch Companies Inc. ......................         259
 8,050         PepsiCo, Inc. ......................................         399
 6,550         Philip Morris Companies Inc. .......................         288
 2,600         Procter & Gamble Co. ...............................         204
 2,500         Quaker Oats ........................................         244
                                                                        --------
                                                                          1,394
                                                                        --------

               Consumer Services (4.4%)
 2,400         Corning Inc. .......................................         127
 9,300         Sears Roebuck & Co. ................................         323
13,450         Sysco Corp. ........................................         404
 4,800         Time Warner Inc. ...................................         251
 4,200         *Viacom Inc. .......................................         196
                                                                        --------
                                                                          1,301
                                                                        --------

               Electric Services (0.9%)
 4,700         *Agilent Technologies Inc. .........................         257
                                                                        --------

               Electronics (2.8%)
 6,300         *Applied Materials Inc. ............................         241
 3,100         Linear Corp. .......................................         143
11,000         *LSI Logic Corp. ...................................         188
 2,500         PerkinElmer Inc. ...................................         262
                                                                        --------
                                                                            834
                                                                        --------

               Energy (9.5%)
12,600         Exxon Mobil Corp. ..................................       1,095
 5,300         Helmerich & Payne Inc. .............................         233
11,700         Occidental Petroleum Corp. .........................         284
11,550         PPL Corp. ..........................................         522
10,700         Tosco Corp. ........................................         363
11,900         USX-Marathon Group .................................         330
                                                                        --------
                                                                          2,827
                                                                        --------


                       See notes to financial statements.

WEISS, PECK & GREER MUTUAL FUNDS
SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2000





NUMBER                                                                  VALUE
OF SHARES                       SECURITY                                (000'S)
---------                       --------                                -------

                        QUANTITATIVE EQUITY (continued)

               Finance (15.2%)
 5,100         AMBAC Financial Group Inc. .........................        $297
 6,150         American International Group Inc. ..................         606
12,200         Citigroup Inc. .....................................         623
 5,550         Comerica Inc. ......................................         330
 5,200         Countrywide Credit Industries, Inc. ................         261
 2,750         Federal National Mortgage
               Association ........................................         239
12,000         Fleet Boston Financial Corp. .......................         451
10,850         Hibernia Corp. Cl A ................................         138
 7,800         Household International Inc. .......................         429
 4,100         Merrill Lynch & Co., Inc. ..........................         280
 7,600         PNC Financial Services Group .......................         555
 6,200         Washington Mutual, Inc. ............................         329
                                                                        --------
                                                                          4,538
                                                                        --------

               Financial Services (0.8%)
 9,000         Keycorp ............................................         252
                                                                        --------

               Footwear (0.7%)
 2,900         *Payless Shoesources Inc. ..........................         205
                                                                        --------

               Forest Products & Paper (0.8%)
 8,000         Westvaco Corp. .....................................         234
                                                                        --------

               Health Care (13.6%)
 5,900         Bristol Myers Squibb Co. ...........................         436
 5,800         Dentsply International Inc. ........................         227
 3,900         Eli Lilly & Co. ....................................         363
 2,150         *Genzyme Corp. .....................................         193
 6,400         Johnson & Johnson Co. ..............................         673
10,350         Merck & Co. Inc. ...................................         969
18,200         Pfizer Inc. ........................................         837
 3,050         *Wellpoint Health Networks .........................         352
                                                                        --------
                                                                          4,050
                                                                        --------

                Homebuilding (1.3%)
 9,600         Pulte Corp. ........................................         405

                Industrial (6.9%)
 5,900         Cooper Industries Inc. .............................         271
 8,250         Cytec Industries Inc. ..............................         329
 3,200         *FMC Corp. .........................................         229
17,000         General Electric Co. ...............................         815
 7,650         Tyco International Ltd. ............................         425
                                                                        --------
                                                                          2,069
                                                                        --------

               Insurance Agents (2.3%)
 1,700         CIGNA Corp. ........................................         225
 4,300         MGIC Investment Corp. ..............................         290
 3,500         Nationwide Financial Services Cl A .................         166
                                                                        --------
                                                                            681
                                                                        --------

               Retail (0.8%)
 7,300         Target Corp. .......................................        $235

               Technology (17.8%)
 4,400         Adobe Systems Inc. .................................         256
 5,200         *BEA Systems Inc. ..................................         350
 3,000         Boeing Co. .........................................         198
17,200         *Cisco Systems Inc. ................................         658
 5,250         *EMC Corp. .........................................         349
 7,550         First Data Corp. ...................................         398
14,300         Intel Corp. ........................................         433
 9,050         International Business
               Machines Corp. .....................................         769
 7,250         *Microsoft Corp. ...................................         315
 7,900         *National Semiconductor ............................         159
 9,900         *Oracle Corp. ......................................         288
 3,650         Scientific Atlanta Inc. ............................         119
10,500         *Sun Microsystems Inc. .............................         293
 5,400         United Technologies Corp. ..........................         425
 1,500         Veritas Software Corp. .............................         131
 3,800         *Xilinx Inc. .......................................         175
                                                                        --------
                                                                          5,316
                                                                        --------

               Telecommunications (4.3%)
12,500         Lucent Technologies Inc. ...........................         169
 7,200         Qwest Communications
               International ......................................         295
12,900         SBC Communications .................................         616
 9,500         *Sprint Corp. ......................................         193
                                                                        --------
                                                                          1,273
                                                                        --------

               Transportation (2.3%)
 4,250         Delta Air Lines Inc. ...............................         213
 9,700         Honeywell Inc. .....................................         459
                                                                        --------
                                                                            672
                                                                        --------

               Utilities (1.2%)
 8,600         Entergy Corp. ......................................         364
                                                                        --------

               Wireless Communications (1.9%)
11,200         Verizon Communications .............................         561
                                                                        --------

               Total Investments (100.0%)
                (Cost $28,336) .....................................     29,834

                Liabilities in Excess of Other
                Assets (0.0%) ......................................        (10)
                                                                        --------

                Total Net Assets (100.0%) ..........................     $29,824
                                                                         =======


* Non-income producing securities.


                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS
SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2000



NUMBER                                                                  VALUE
OF SHARES                       SECURITY                                (000'S)
---------                       --------                                -------



                               INTERNATIONAL FUND

               COMMON STOCKS (98.3%)
               Australia (4.8%)
 3,220         AMP Ltd. ...........................................        $ 36
   985         *Brambles Industries Ltd. ..........................          23
 7,727         BRL Hardy Ltd. .....................................          34
 6,120         Broken Hill Proprietary Co. ........................          65
 2,800         *National Australia Bank, Ltd. .....................          45
 1,970         News Corporation Ltd. ..............................          15
 7,739         Westpac Banking ....................................          57
 6,720         Woolworths Limited .................................          31
                                                                        --------
                                                                            306
                                                                        --------

                Denmark (0.6%)
 2,230         Danske Bank ........................................          40
                                                                        --------

                Finland (3.4%)
 4,253         Nokia OYJ ..........................................         190
 1,869         Sonera OYJ .........................................          34
                                                                        --------
                                                                            224
                                                                        --------

                France (9.4%)
 1,390         Alcatel ............................................          79
   672         *Aventis ...........................................          59
   497         AXA ................................................          72
   642         BNP Paribas ........................................          56
   508         Carrefour Supermarche ..............................          32
   556         Christian Dior .....................................          27
   346         France Telecom SA ..................................          30
   300         Groupe Danone ......................................          45
   807         L' Oreal ...........................................          69
   712         Total Fina SA - B ..................................         106
   648         Vivendi Environment ................................          28
                                                                        --------
                                                                            603
                                                                        --------

                Germany (8.6%)
   179         Allianz AG .........................................          67
 1,053         Bayer AG ...........................................          55
   600        *Bayerische Motoren Werke ...........................          20
 1,055        *Deutsche Bank AG ...................................          89
   406         Deutsche Pfandbrief &
               Hypothekenbank .....................................          30
 1,189        *Deutsche Telekom NPV ...............................          36
 1,106         E.ON AG ............................................          67
   293         Fresenius AG .......................................          78
   297         *SAP AG - Vorzug ...................................          42
   520         Siemens AG .........................................          68
                                                                        --------
                                                                            552
                                                                        --------

                Hong Kong (2.5%)
 4,000         *China Mobile ......................................          22
 8,000         CLP Holdings Ltd. ..................................          40
 3,000         *Hutchinson Whampoa ................................          37
 5,000         *Swire Pacific Ltd `A' .............................        $ 36
 5,000         *Television Broadcasts Ltd. ........................          26
                                                                        --------
                                                                            161
                                                                        --------

                Ireland (0.6%)
 1,906         *CRH PLC ...........................................          36

                Italy (3.0%)
 4,000         *Banca Fideuram SPA ................................          55
 5,500         *Ente Nazionale Idrocarburi ........................          35
 5,500         *Telecom Italia Mobile .............................          44
11,600         *Unicredito Italiano SPA ...........................          61
                                                                        --------
                                                                            195
                                                                        --------

                Japan (18.8%)
 1,000         Alps Electric Co. Ltd. .............................          15
 6,000         *Asahi Glass Co. Ltd. ..............................          50
 6,000         *Bank of Tokyo - Mitsubishi Ltd. ...................          60
 1,000         Daikin Kogyo .......................................          19
     7         *East Japan Railway ................................          41
 1,000         Eisai Co. ..........................................          35
   500         Fanuc Ltd. .........................................          34
 1,000         Fuji Photo Film ....................................          42
 1,000         Honda Motor Co. Ltd. ...............................          37
   400         Hoya Corporation ...................................          29
11,000         *Itochu ............................................          51
   300         Kyocera Corp. ......................................          33
   200         Lawson .............................................           8
 2,000         Mitsubishi Estate ..................................          21
     3         Mizuho Holdings ....................................          18
   400         *Murata Manufacturing ..............................          47
    13         Nippon Telegraph &
               Telephone Corp. ....................................          94
 8,000         Nissan Motor .......................................          46
 3,000         Nomura Securities Co. ..............................          54
     1         *NTT Docomo Inc. ...................................          17
 2,000         Olympus Optical Co. Ltd. ...........................          35
 7,000         Sakura Bank Ltd. ...................................          42
   500         Secom Co. Ltd. .....................................          33
 4,000         *Sekisui House Ltd. ................................          37
 1,000         Shin - Etsu Chemical Co. ...........................          39
   800         Sony Corp. .........................................          55
 1,000         Takeda Chemical Industries .........................          59
 2,900         Tokyo Electric Power Co. ...........................          72
 1,300         *Toyota Motor Co. ..................................          42
 1,000         Yamanouchi Pharmaceutical Co. ......................          43
                                                                        --------
                                                                           1,208
                                                                        --------

                Netherlands (9.9%)
 3,460         *ABN-AMRO Holding NV ...............................          79
 1,014         Aegon NV ...........................................          42
                                                                        --------


Page 16                  See notes to financial statements




WEISS, PECK & GREER MUTUAL FUNDS
SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2000



NUMBER                                                                  VALUE
OF SHARES                       SECURITY                                (000'S)
---------                       --------                                -------

                         INTERNATIONAL FUND (continued)

 1,149         *Akzo Nobel ........................................        $ 62
 3,614         *Elsevier NV .......................................          53
 1,343         Hagemeyer NV .......................................          30
 1,587         ING Groep NV .......................................         127
 1,653         Koninklijke Ahold NV ...............................          53
   805         Koninklijke KPN NV .................................           9
   600         Koninklijke Numico NV ..............................          30
 1,869         Philips Electronics ................................          68
 1,344         StMicroelectronics .................................          58
   480         Vnu - Ver Ned Uitgev Ver Bezit .....................          24
                                                                        --------
                                                                            635
                                                                        --------

                Portugal (0.6%)
   555         Portugal Telecom New ...............................           5
 3,700         *Portugal Telecom ..................................          34
                                                                        --------
                                                                             39
                                                                        --------
               Singapore (0.5%)
22,000         Singapore Keppel Land Ltd. .........................          35
                                                                        --------

                Spain (1.9%)
 4,713         *Banco Bilbao Vizcaya ..............................          70
 3,000         *Telefonica S.A ....................................          50
                                                                        --------
                                                                            120
                                                                        --------

                Sweden (3.3%)
 8,602         Ericsson LM - B ....................................          98
 2,448         *Hennes & Mauritz AB B .............................          38
 2,356         *Skandia Forsakrings AB ............................          38
 3,374         *Skandinaviska Enskilda Ban-A ......................          37
                                                                        --------
                                                                            211
                                                                        --------

                Switzerland (9.0%)
    61         *Adecco SA .........................................          38
   229         Credit Suisse Group-Reg ............................          44
     6         Julius Baer Holding AG .............................          33
    57         Nestle SA ..........................................         133
    77         Novartis AG ........................................         136
     5         Roche Holding AG - Genusss .........................          51
    22         *Swiss Reinsurance Co. .............................          53
   151         *Zurich Allied AG - New ............................          91
                                                                        --------
                                                                            579
                                                                        --------

                United Kingdom (21.4%)
 1,957         *Amvescap ..........................................          40
 1,193         Astrazeneca PLC ....................................          60
15,998         BP Amoco PLC .......................................         129
 3,280         British Telecom PLC ................................          28
 3,247         CGNU PLC ...........................................          52
 1,499         CMG ................................................          21
 1,150         Colt Telecom Group PLC .............................          25
 3,629         Diageo PLC .........................................          41
 6,933         Glaxosmithkline PLC ................................        $195
 4,755         Granada Compass ....................................          52
 6,046         Hays PLC ...........................................          35
 9,146         HSBC Holdings PLC ..................................         135
 1,915         Provident Financial ................................          28
 2,229         Royal Bank of Scotland .............................          53
14,114         Shell Transport & Trading PLC ......................         116
16,074         Tesco PLC ..........................................          65
 6,638         The National Grid Holdings .........................          60
48,286         Vodafone Group PLC .................................         177
 5,061         WPP Group PLC ......................................          66
                                                                        --------
                                                                          1,378
                                                                        --------

                Total Common Stocks
                (Cost $6,345) .....................................       6,322

Principal
Amount
(000's)
-------

                CONVERTIBLE BONDS
                Japan (1.0%)
                (Cost $52)
$   70         Sumitomo Bank International Finance
                 0.75% Due 5/31/01 ..................................       63
                                                                        --------

                Total Investments (99.3%)
                (Cost $6,397) .......................................     6,385

                Other Assets in Excess
                  of Liabilities (0.7%) .............................        47
                                                                        --------

                Total Net Assets (100.0%) ...........................    $6,432


                                                                        =======
* Non-income producing security.



                       See notes to financial statements.

WEISS, PECK & GREER MUTUAL FUNDS
SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2000


                         INTERNATIONAL FUND (continued)

                               INTERNATIONAL FUND
                            INDUSTRY CONCENTRATIONS

  % of Net                                                                Value
   Assets                                                                (000's)
   ------                                                                -------
  14.3%        Banks ..............................................        $918
  12.6%        Health Care ........................................         807
  10.9%        Telecommunications Services ........................         700
   9.1%        Consumer Discretionary .............................         587
   8.3%        Consumer Staples ...................................         534
   8.0%        Information Technology .............................         517
   6.9%        Diversified Financial Services .....................         441
   6.5%        Insurance ..........................................         416
   6.0%        Energy .............................................         386
   4.9%        Industrial .........................................         317
   4.6%        Utilities ..........................................         297
   3.1%        Materials ..........................................         200
   0.9%        Transportation .....................................          61
   0.9%        Real Estate ........................................          56
   0.8%        Commercial Services ................................          52
   0.8%        Multi-Industry .....................................          51
   0.4%        Broadcast, Radio & TV ..............................          26
   0.3%        Construction and Housing ...........................          19
  ----                                                                     -----
  99.3%        Total Investments ..................................        6,385

               Other Assets in Excess
   0.7%          of Liabilities ...................................          47
 -----                                                                   ------
 100.0%        Total Net Assets ...................................      $6,432
 =====                                                                   ======


Principal
Amount                                                                    Value
(000's)                                 Security                         (000's)
-------                                 --------                         -------

                                   CORE BOND

                LONG-TERM SECURITIES
                Asset Backed Securities (1.3%)
                (Cost $1,425)
                Credit Cards (1.3%)
    $1,425      Chase Commercial Credit
                Card Series 2000-2 Class A2
                7.631% Due 6/15/10 ................................      $1,536

                Corporate Debentures (33.1%)
                Banks (5.5%)
     1,500      Bank of America Corp.
                 7.125% Due 9/15/06 ................................      1,540
       600      Bank One Capital III
                 8.750% Due 9/1/30 .................................        593
     1,000      Barclays Bank PLC
                 8.550% Due 9/15/49 (B)(D) .........................      1,046
       750      BNP Paribas
                 9.003% Due 12/30/49 (B)(D) ........................        776
     1,450     *Chase Manhattan Corp.
                 7.625% Due 1/15/03 ................................      1,488
       700      HSBC Capital Funding LP
                 10.176% Due 12/31/49 (B) ..........................        804
                                                                         ------
                                                                          6,247
                                                                         ------

                Finance (17.0%)
     1,000      Abbey National Capital Trust
                  8.963% Due 12/29/49 (B) ..........................      1,032
     3,350      *American General Finance Corp.
                  5.750% Due 11/1/03 ...............................      3,296
        55       Aristar Inc.
                  6.000% Due 8/1/01 ................................         55
       450      Associates Corp. NA
                  5.750% Due 11/1/03 ...............................        444
     1,250      Bear Stearns Co. Inc.
                  7.800% Due 8/15/07 ...............................      1,291
       350      Beneficial Corp.
                  6.270% Due 1/9/02 ................................        351
     1,735     *Beneficial Corp.
                  6.250% Due 2/18/03 ...............................      1,729
     1,810      Citigroup Inc.
                  7.250% Due 10/1/10 ...............................      1,872
        50      Commercial Credit Corp.
                  6.875% Due 5/1/02 ................................         50
     2,000      Ford Motor Credit Co.
                  5.750% Due 2/23/04 ...............................      1,948
       550      Ford Motor Co.
                  7.450% Due 7/16/31 ...............................        513
     1,500      GMAC 6.650% Due 11/15/05 ...........................      1,492
       700      Liberty Mutual Insurance
                 7.697% Due 10/15/49 (B) ...........................        520
      2,110     Morgan Stanley Dean Witter
                 5.625% Due 1/20/04 ................................      2,070




                       See notes to financial statements


Page 18




WEISS, PECK & GREER MUTUAL FUNDS
SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2000

Principal
Amount                                                                    Value
(000's)                                 Security                         (000's)
-------                                 --------                         -------

                              CORE BOND (continued)

    $1,310      Morgan Stanley Dean Witter
                 7.750% Due 6/15/05 ..............................       $1,379
        50      Salomon Smith Barney Holdings
                 5.875% Due 2/1/01 ..............................            50
     1,250      UBS Preferred Funding Trust
                  8.522% Due 10/1/49 ............................         1,309
                                                                         ------
                                                                         19,401
                                                                         ------
                Industrial (2.3%)
     1,000      Enron Corp.
                 8.000% Due 8/15/05 (B) ...........................       1,063
       700      Liberty Media Group
                 8.250% Due 2/1/30 ................................         642
       920      Petroleum Geo-Services
                 7.500% Due 3/31/07 ...............................         898
                                                                         ------
                                                                          2,603
                                                                         ------
                Insurance (0.5%)
       600      AXA Financial Inc.
                 8.600% Due 12/15/30 ..............................         618
                                                                         ------

                Real Estate Investment
                Trust (REIT) (1.9%)
     2,150      Equity Office Properties
                  7.750% Due 11/15/07 .............................       2,205
                                                                         ------

                Telecommunications (4.3%)
     2,625      Cox Enterprises
                 7.875% Due 9/15/10 (B) ..........................       2,662
       860      Deutsche Telekom International
                 8.250% Due 6/15/30 ..............................         850
       650      Marconi Corp. PLC
                 8.375% Due 9/15/30 ..............................         601
       850      Qwest Corp.
                 7.200% Due 11/1/04 ..............................         864
                                                                        ------
                                                                         4,977
                                                                        ------

               Utilities (1.6%)
     1,975      KPN NV
                 8.000% Due 10/1/10 (B) ..........................       1,865
                                                                        ------

               Total Corporate Debentures
               (Cost $37,330) ....................................      37,916
                                                                        ------

               U.S. Government Obligations (16.5%)
               U.S. Treasury Bonds (7.1%)
     7,455      6.125% Due 8/15/29 ...............................       8,109
                                                                         ------

                U.S. Treasury Notes (9.4%)
     5,965     *5.250% Due 8/15/03 ................................       5,984
     2,970     #5.750% Due 8/15/10 ................................       3,112
       560      5.875% Due 11/15/04 ...............................         575
     1,100     *6.125% Due 12/31/01 ...............................       1,106
                                                                         ------
                                                                         10,777
                                                                         ------
                Total U.S. Government
                 Obligations
                (Cost $18,809) .....................................    $18,886
                                                                         ------

                Mortgage Pass Through
                  Securities (40.6%)
                Federal National Mortgage
                  Association (23.5%)
   $3,418      6.500% Due 12/1/14 .................................        3,416
    4,450      6.500% Due 1/1/16 (C) ..............................        4,449
   11,900      7.000% Due 1/1/16 (C) ..............................       12,026
    6,300      7.000% Due 1/1/31 (C) ..............................        6,310
      606      9.000% Due 11/1/10 .................................          624
                                                                          ------
                                                                          26,825
                                                                          ------

                Government National Mortgage
                Association (9.3%)
    6,194      6.500% Due 2/15/24-10/15/24 (E) ....................        6,151
    1,295      7.500% Due 9/15/07 .................................        1,328
    1,600      7.500% Due 1/15/31 (C) .............................        1,627
    1,476      8.000% Due 9/15/17 - 11/15/17 ......................        1,529
                                                                          ------
                                                                          10,635
                                                                          ------


                Other (7.8%)
      915       Bank of America Commercial
                 Mortgage Series 2000-2
                 Class A2 7.197% Due 5/15/10 ......................         958
    1,220       Chase Commercial Mortgage
                 Securities Corp. Series 1996-2
                 Class A2 6.900% Due 9/19/06 ......................       1,255
      940       Commercial Credit Co.
                 Series 2000-C1 Class A2
                 7.416% Due 4/15/10 ...............................         997
     1,100      DLJ Commercial Mortgage Corp.
                 Series 1999-CG1 Class A1B
                 6.460% Due 1/10/09 ...............................       1,107
     1,000      First Union Lehman Brothers
                 Bank of America Series 98-1
                 Class A2 6.560% Due 11/18/08 .....................       1,014
       785      GMAC (CMBS)
                  Series 1999-C1Class A2
                  6.175% Due 5/15/33 ..............................         777
     1,050      JP Morgan Commercial Mortgage
                 Finance Corp., Series 1998-C6,
                 Class A3 6.613% Due 1/15/30 ......................       1,067
       915      PNC Mortgage Securities Corp.
                 Series 2000-1 Class A2
                 7.610% Due 2/15/10 ...............................         981
       760      Salomon Brothers Mortgage
                 Securities VII Series 2000-C1
                 Class A2 7.520% Due 12/18/09 .....................         808
                                                                         ------
                                                                          8,964
                                                                         ------
                Total Mortgage Pass Through
                 Securities (Cost $45,820) ........................      46,424
                                                                         ------

                        See notes to financial statments
                                                                         Page 19





WEISS, PECK & GREER MUTUAL FUNDS
SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2000

Principal
Amount                                                                    Value
(000's)                                 Security                         (000's)
-------                                 --------                         -------

                              CORE BOND (continued)


                Non-Mortgage Pass
                Through Notes (7.8%)
      $325     Federal Home Loan Mortgage
                 Corporation
                 7.000% Due 3/15/10 ...............................        $348
     8,205     Federal National Mortgage
                 Association
                 7.000% Due 7/15/05 ...............................       8,611

               Total Non-Mortgage Pass
               Through Notes (Cost $8,653) .......................       8,959

               Short-Term Securities
               Asset Backed Securities (13.9%)
               Credit Cards (0.9%)
      1,000   *First Chicago Master Trust
                Series 1999-X Class A
                6.770% Due 6/15/05 (A) ...........................       1,002

                Finance (7.3%)
      2,315    *Bear Stearns Co. Inc.
                 7.010% Due 3/28/03 (A) ..........................       2,311
        750     *FleetBoston Financial Corp.
                 6.948% Due 7/14/03 (A) ..........................         742
      1,560     *Ford Motor Credit Corp.
                 6.850% Due 3/17/03 (A) ..........................       1,555
      1,825     *GMAC 7.052% Due 4/5/04 (A) ......................       1,792
        670     *Household Corp.
                 6.810% Due 3/27/02 (A) ..........................         669
        685     *Lehman Brothers Holdings
                 7.204% Due 4/4/03 (A) ...........................         685
        650     *Wells Fargo & Co.
                  6.821% Due 10/30/02 (A) ........................         650
                                                                         ------
                                                                         8,404
                                                                         ------
                Real Estate Investment
                Trust (REIT) (5.7%)
       2,000   *General Motors Pension Trust
                 Series 1999-C1
                 7.020% Due 8/15/04 (A)(B) ........................      1,998
       1,965   *JP Morgan Commercial Mortgage
                 7102 Corp. Series 2000-Fl1 Class A
                 6.901% Due 4/15/10 (A)(B) ........................      1,964
       2,600   *Mall Asset Realty Trust
                Series 1999-1 Class A
                6.990% Due 12/13/01 (A)(B) ........................      2,600
                                                                         ------
                                                                         6,562
                                                                         ------
                Total Asset Backed Securities
                (Cost $16,018) .....................................    $15,968
                                                                         ------

                Repurchase Agreement (7.2%)
                (Cost $8,214)
    $8,214     *SBC Warburg 6.000% Due 1/2/01
                with maturity value of $8,219
                (collateralized by $8,379 United
                States Treasury Bond 7.625%
                Due 2/15/25) .......................................     8,214
                                                                         ------

                Total Investments (120.4%)
                (Cost $136,269) ....................................    137,903

                Liabilities in Excess of
                    Other Assets (-20.4%) ..........................    (23,356)
                                                                       --------
                Total Net Assets (100.0%) ..........................    $114,547
                                                                        ========

(A)  Adjustable rate security. Rate stated is as of December 31, 2000.
(B) SEC Rule 144A Security. Such security has limited markets and is traded among "qualified institutional buyers." These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.
(C)  When issued security.
(D)  Callable security.
(E)  Securities sold on a forward commitment basis. See Note 4.
*    Securities segregated as collateral for TBA securities.
#    Security out on loan (see Note 3.)


                       See notes to financial statements.

WEISS, PECK & GREER MUTUAL FUNDS
SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2000



Principal
Amount                                                                    Value
(000's)                                 Security                         (000's)
-------                                 --------                         -------

                          INTERMEDIATE MUNICIPAL BOND

                California (3.6%)
        $65     California Education Facilities
                 Authority Revenue Refunding
                 College of Chiropractic
                 4.700% Due 11/1/01 ...............................        $65

        500     Sacramento County Sanitation
                 Financing Authority Revenue
                 Series A 5.200% Due 12/1/11 ......................        540

                Colorado (1.5%)
        100      Adams County Colorado School
                 District No 12 Series D
                 General Obligation
                 (MBIA Insured)
                 5.450% Due 12/15/06 ..............................        106

        150      Westminster Colorado Multifamily
                  Revenue Refunding Housing
                  Oasis Wexford Apartments Project
                  5.350% Due 12/1/25 ..............................        154

                Connecticut (0.9)
        100      Connecticut State Health &
                 Education Facilities Authority
                 Revenue Sacred Heart
                 University Series D
                 5.300% Due 7/1/02 ................................        102

        50      Stratford Connecticut General
                 Obligation Bond (FGIC Insured)
                 7.000% Due 6/15/04 ...............................         55

                Florida (2.8%)
        455      Pace Property Finance Authority
                 Florida Utility System Revenue
                 Refunding Improvement
                 (AMBAC Insured)
                 5.100% Due 9/1/09 ................................        479

                Georgia (5.8%)
        500      Economic Development Authority
                 Revenue College of Art &
                 Design Inc. Project Revenue
                 Bonds 5.800% Due 10/1/05 .........................        513

        400    Georgia State Series D
                 General Obligation
                 6.700% Due 8/1/10 ................................        471

                Hawaii (2.7%)
        $450    Hawaii State Housing & Developing
                 Corporation Single Family
                 Mortgage Purchase Revenue
                 Series B 4.750% Due 7/1/06 .......................       $456

                Illinois (8.9%)
       1,000    Chicago Illinois O'Hare International
                 Airport Revenue Refunding-
                 2nd Lien Series C
                 (MBIA Insured)
                 5.750% Due 1/1/09 ................................      1,087

         100     Cook & DuPage Counties,
                  Illinois Combined School District-B
                  (FGIC Insured)
                  4.539%* Due 12/1/05 .............................        80

        100     Cook County Illinois Community
                 College School District No. 508
                 (FGIC Insured)
                 8.400% Due 1/1/01 ................................        100

        233     Illinois Health Facilities Authority
                 Revenue Series A (MBIA Insured)
                 7.900% Due 8/15/03 ...............................        234

                Iowa (0.6%)
        100      Iowa Student Loan Liquidity
                 Corporation Student Loan Revenue -
                 Series 1992 A
                 6.450% Due 3/1/02 ................................        102

                Kentucky (0.7%)
        110      Dayton Kentucky Elderly Housing
                 Mortgage Revenue Speers Court
                 (FHA Insured)
                 5.350% Due 9/1/05 ................................        113

                Louisiana (4.4%)
        630      New Orleans Louisiana Public
                 Improvement General Obligation
                 (FSA Insured)
                 7.200% Due 11/1/08 ...............................       744

                Maryland (0.6%)
        100      Maryland State Single Family
                 Mortgage 6.200% Due 4/1/04 .......................       105

                Michigan (5.0%)
        50       Ferris State College Special Obligation
                 7.500% Due 8/15/03 ...............................        52



                       See notes to financial statements.


                                                                         Page 21


WEISS, PECK & GREER MUTUAL FUNDS
SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2000

Principal
Amount                                                                    Value
(000's)                                 Security                         (000's)
-------                                 --------                         -------

                     INTERMEDIATE MUNICIPAL BOND (continued)

        $240    Michigan State Building Authority
                 Chippewa Correctional Facilities
                 Escrowed To Maturity
                 7.250% Due 10/1/04 ...............................       $265

        510     Michigan State Housing
                 Development Authority Rental
                 Housing Revenue
                 Series A 6.600% Due 4/1/12 .......................        533

                Minnesota (0.6%)
        100      St Paul Minnesota Port Authority
                 Commercial Development General
                 Revenue Refunding Fort Rd
                 Med/Irvine PK-1 (Asset Guaranty
                 Insured) 7.500% Due 9/1/02 .......................        100

                Nebraska (6.2%)
        780      Lancaster County Nebraska Lincoln
                 Public School District #1
                 5.000% Due 7/15/11 ...............................        808

        240     Nebraska Investment Finance
                 Authority Multifamily Revenue
                 Refunding Housing Wycliffe
                 West-A 5.500% Due 12/1/25 ........................        249

                Nevada (0.7%)
        115      Nevada Housing Division Single
                 Family Program Senior Issue C-1
                 5.550% Due 10/1/02 ...............................        117

                New Jersey (3.4%)
        330      Arlington Arms Financing Corporation
                 New Jersey Mortgage Revenue
                 Arlington Arms Apartments
                 Section 8 (FHA Insured)
                 10.250% Due 3/1/25 ...............................        333

        235    Gateway New Jersey Housing
                 Development Corporation Revenue
                 Multifamily Housing Section 8
                 (FHA Insured)
                 10.500% Due 8/1/25 ...............................        238

                New York (3.8%)
        100      Hempstead Town New York General
                 Obligation Series B (AMBAC Insured)
                 6.500% Due 1/1/12 ................................        117

        500     New York State Refunding General
                 Obligation Series A (MBIA Insured)
                 5.250% Due 7/15/12 ...............................        519

                North Carolina (1.2%)
        $200     Surry County North Carolina Pollution
                 Control Finance Authority
                 9.250% Due 12/1/02 ...............................       $209

                Ohio (0.6%)
        100      Loveland Ohio School District General
                 Obligation (AMBAC Insured)
                 6.650% Due 12/1/15 ...............................        107

        10      Ohio Housing Financing Agency
                 Single Family Mortgage Series
                 1985A (FGIC Insured)
                 10.080%* Due 1/15/15 .............................         3

                Oklahoma (4.4%)
      1,625      Oklahoma County Oklahoma Home
                 Finance Authority Single Family
                 Refunding Prerefunded
                 4.408%* Due 7/1/12 ...............................        738

                 Oregon (2.9%)
       475        Oregon State Housing & Community
                  Services Single Family Mortgages
                  Series B 6.875% Due 7/1/28 ......................        493

                 Rhode Island (6.2%)
     1,000        Rhode Island Housing & Mortgage
                  Finance Corporation Multifamily
                  Housing Revenue Series A
                  (AMBAC Insured)
                  5.700% Due 7/1/07 ...............................      1,055

                South Carolina (0.5%)
        70       Piedmont Municipal Power Agency
                 South Carolina Electric Revenue
                 Series A Escrowed To Maturity
                 (FGIC Insured)
                 6.125% Due 1/1/07 ................................         77

                Texas (27.1%)
        500      Arlington Texas School District
                 5.000% Due 2/15/11 ................................       514

        570     Edgewood Texas Independent
                 School District Public Facilities
                 Corporate Lease Revenue
                 4.700% Due 8/15/05 ................................       568

        265     Lower Colorado River Authority
                 Revenue Prerefunded
                 6.250% Due 5/1/07 ..................................      290


                       See notes to financial statements.

Page 22



WEISS, PECK & GREER MUTUAL FUNDS
SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2000

Principal
Amount                                                                    Value
(000's)                                 Security                         (000's)
-------                                 --------                         -------

                     INTERMEDIATE MUNICIPAL BOND (continued)

     $1,000     Port of Houston Texas General
                 Obligation 5.100% Due 10/1/11 ....................     $1,029

        750     San Antonio Texas Electric &
                  Gas Refunding Series A
                  5.250% Due 2/1/15 ...............................        766

        400     San Antonio Texas General
                  Obligation 5.650% Due 2/1/13 ....................        425

        455     San Antonio Texas General Obligation
                  5.875% Due 2/1/15 ...............................        491

        500     Texas State General Obligation
                  5.200% Due 8/1/15 ...............................        510

                Utah (1.0%)
        150      Salt Lake City Utah Water Conservancy
                 District Revenue Refunding
                 Series A Escrowed To Maturity
                 (MBIA Insured)
                 10.875% Due 10/1/02 ..............................        161

                Virginia (0.0%)
        20       Virginia State Housing Development
                 Authority Multifamily Series A
                 4.766% Due 11/1/17 ...............................          4

                Washington (3.6%)
        250      Lynnwood Washington Water &
                 Sewer Revenue Refunding
                 (FGIC Insured)
                 6.000% Due 12/1/07 ...............................        274

        300     Washington State Motor Vehicle
                 Tax General Obligation
                 6.200% Due 3/1/08 ................................        333

                Wisconsin (1.9%)
        300      Milwaukee County Wisconsin
                 Corporate Purpose Series A
                 General Obligation
                 5.625% Due 9/1/12 ................................        320

                Total Investments (101.6%)
                 (Cost $16,648) ...................................     17,204

                Liabilities in Excess of
                 Other Assets (-1.6%) .............................       (263)
                                                                       --------
                Total Net Assets (100.0%) .........................      16,941
                                                                         ======

*Indicates yield-to-maturity at December 31, 2000.



                    INTERMEDIATE MUNICIPAL BOND (continued)

                      WPG Intermediate Municipal Bond Fund
                             Industry Concentrations

  % OF NET                                            VALUE
   ASSETS                                             (000'S)
   ------                                             -------
     44.7%          General Obligations .........   $7,564
     15.2%          Multifamily Housing .........    2,567
      7.6%          Water/Sewer Utility .........    1,293
      6.9%          Single Family Housing .......    1,174
      6.4%          Transportation ..............    1,087
      5.6%          Escrow-to-Maturity ..........      948
      4.5%          Public Power ................      766
      4.0%          Education ...................      680
      2.7%          Healthcare ..................      447
      2.2%          Prerefunded .................      367
      1.2%          Industrial Revenue Bond .....      209
      0.6%          Student Loans ...............      102
      -----                                         ------
    101.6%          Total Investments ...........   17,204

                    Liabilities in Excess of
     (1.6%)                Other Assets ........     (263)
      -----                                         ------
     100.0%        Total Net Assets ............   $16,941
     =====                                         =======



                       See notes to financial statements.
                                                                       Page 23

WEISS, PECK & GREER MUTUAL FUNDS
SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2000



PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)                         SECURITY                               (000'S)
-------                         --------                               -------
                            GOVERNMENT MONEY MARKET

                             U.S. GOVERNMENT AGENCY
                               OBLIGATIONS (86.8%)

                         Federal Home Loan Bank (29.6%)
    $15,000      Discount Note Due 1/3/01 ..........................  $14,998
     17,000      Discount Note Due 1/5/01 .........................    16,991
     15,000      Discount Note Due 2/2/01 .........................    14,915
     20,000      Discount Note Due 2/21/01 ........................    19,823
     15,000      Discount Note Due 2/28/01 ........................    14,849
     15,000      Discount Note Due 3/16/01 ........................    14,812
     15,000      Discount Note Due 5/15/01 ........................    14,672
                                                                      -------
                                                                      111,060
                                                                      -------

                           Federal Home Loan Mortgage
                               Corporation (28.1%)
    16,776       Discount Note Due 1/9/01 .........................    16,755
    10,000       Discount Note Due 1/16/01 ........................     9,975
    20,000       Discount Note Due 2/8/01 .........................    19,868
    20,000       Discount Note Due 2/15/01 ........................    19,843
    20,000       Discount Note Due 3/15/01 ........................    19,752
    20,000       Discount Note Due 5/30/01 ........................    19,503
                                                                      -------
                                                                      105,696
                                                                      -------

                            Federal National Mortgage
                               Association (29.1%)
    15,000       Discount Note Due 1/4/01 ........................     14,995
    16,068       Discount Note Due 1/10/01 .......................     16,045
    15,000       Discount Note Due 3/1/01 ........................     14,846
    10,000       Discount Note Due 3/18/01 .......................      9,882
    20,000       Discount Note Due 6/14/01 .......................     19,460
    20,000       Discount Note Due 6/21/01 .......................     19,451
    15,000       Discount Note Due 6/28/01 .......................     14,571
                                                                      -------
                                                                      109,250
                                                                      -------

                Total U.S. Government Agency Notes
                (Cost $326,006) ...................................   326,006
                                                                      -------

                REPURCHASE AGREEMENT (13.3%)
                (Cost $50,004)
    49,404      SBC Warburg Inc. 6.000% Due 1/2/01
                 with a maturity value of $49,437
                 (collateralized by $50,424 US Treasury
                 Note 5.500% Due 12/31/00) ........................    49,404
       600      SBC Warburg Inc. 6.000% Due 1/2/01
                 with a maturity value of $600
                 (collateralized by $612 US Treasury
                 Bond 7.625% Due 8/15/22) .........................       600
                                                                      -------

                Total Repurchase Agreements .......................    50,004
                                                                      -------

                Total Investments (100.1%)
                ( Cost $376,010) ..................................   376,010

                Liabilities in Excess of
                  Other Assets (-0.1%) ............................      (331)
                                                                      -------

                Total Net Assets (100.0%) .........................  $375,679
                                                                     ========

                             TAX FREE MONEY MARKET



                Alabama (0.7%)
    $1,400       Gadsden Alabama Pollution Control
                 Revenue Refunding Bonds
                 (Alabama Power Project)
                 5.050% Due 6/1/15 (a) ............................    $1,400

                Alaska (0.5%)
     1,000       Valdez Alaska Marine Terminal
                 Revenue Refunding Bonds
                 (ARCO Transportation
                 Project Series B)
                 5.050% Due 5/1/31 (a) ............................     1,000

                Arizona (0.5%)
     1,000       Arizona Health Facility Authority
                 Revenue Arizona Healthcare
                 Pooled Finance
                 4.900% Due 6/1/30 (a) ............................     1,000

                Colorado (2.4%)
     1,505       Colorado Springs Colorado
                 Revenue Goodwill Industries
                 Colorado Springs
                 5.000% Due 2/1/07 (a) ............................     1,505

     1,000      Dove Valley Metropolitan District
                 Arapahoe County Series B
                 4.400% Due 11/1/25 (a) ...........................     1,000

     2,445      Summit County Colorado
                 Recreational Facilities
                 Revenue Refunding
                 (Copper Mountain)
                 4.750% Due 4/1/17 (a) ............................     2,445

                District of Columbia (0.6%)
     1,300       District of Columbia Revenue
                 International Economics Issue
                 5.000% Due 6/1/25 (a) ............................     1,300

                Florida (3.1%)
     3,800       Capital Trust Agency Florida
                 Multifamily Housing Revenue
                 Community Loan Program
                 5.000% Due 12/1/32 (a) ...........................     3,800

     1,130      Jackson County Florida Pollution
                 Control Revenue Refunding
                 Gulf Power Company Project
                 5.100% Due 7/1/22 (a) ............................     1,130




                       See notes to financial statements.

Page 24


WEISS, PECK & GREER MUTUAL FUNDS
SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2000

PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)                         SECURITY                               (000'S)
-------                         --------                               -------

                       TAX FREE MONEY MARKET (CONTINUED)

    $1,000      Orange County Florida Housing
                 Finance Authority Multifamily
                 Housing Refunding - Post Lake
                 Apartments Project
                 5.000% Due 6/1/25 (a) ............................    $1,000

       500      Orange County Florida Industrial
                 Development Authority Central
                 Florida YMCA Project
                 5.000% Due 11/1/12 (a) ...........................       500

                Georgia (3.7%)
       800       Cobb County Residential Care
                 Facilities for the Elderly Authority
                 Presbyterian Village Austell
                 5.000% Due 8/1/15 (a) ............................       800

       100      Effingham County Georgia
                 Development Authority Pollution
                 Control Revenue Bonds
                 (Savannah Electric & Power
                 Company, Project)
                 5.100% Due 4/1/37 (a) ............................       100

     3,000      Fulton County Georgia Development
                 Authority Revenue (Holy Innocents
                 School Project)
                 5.000% Due 2/1/18 (a) ............................     3,000

       258     Georgia State Hospital Finance
                Authority Revenue Georgia
                Pooled Hospital Loan Program
                5.200% Due 3/1/01 (a) .............................       258

       800     Gwinnet County Georgia
                Development Authority Revenue
               (Wesleyan School Project)
                5.000% Due 3/1/17 (a) .............................       800

       200      Macon-Bibb County Georgia
                 Hospital Authority Revenue
                 Anticipation Certificates - Medical
                 Center of Central Georgia
                 5.000% Due 12/1/18 (a) ...........................       200

     1,000     Marietta Georgia Housing Authority
                 Multifamily Revenue
                (Falls at Bells Ferry)
                 4.350% Due 1/15/09 (a) ...........................     1,000


    $1,600     Walton County Georgia Development
                Authority Industrial Development
                Revenue Walton Monroe Mills
                Series B 5.000% Due 6/1/04 ........................    $1,600

                Hawaii (1.9%)
     4,000       Hawaii State Department
                 Budget & Finance Special
                 Purpose Revenue
                 3.100% Due 7/1/26 (a) ............................     4,000

                Illinois (11.1%)
     1,750       Belleville Illinois Industrial
                 Development Revenue
                 Watterau Inc. Project
                 5.000% Due 12/1/08 (a) ...........................     1,750

       550      Darien Industrial Development
                 Authority Kinder Care Centers
                 Series C
                 4.950% Due 2/1/01 (a) ............................       550

     1,700      Illinois Development Finance
                 Authority Revenue - Casa Central
                 Padres Project
                 5.000% Due 8/1/26 (a) ............................     1,700

     1,000      Illinois Development Finance
                 Authority Chicago Theatre Group
                 Goodman Theatre Project
                 5.000% Due 12/1/33 (a) ............................    1,000

     2,200      Illinois Development Finance
                 Authority Educational Facilities
                 Revenue - Trinity International
                 University Project Series A
                 5.050% Due 10/1/30 (a) ...........................     2,200

       800      Illinois Development Finance
                 Authority Industrial Development
                 Refunding Bond (Dart Container)
                 4.550% Due 8/1/25 (a) .............................      800

     1,300      Illinois Development Finance
                 Limited (Dart Container Corp.)
                 5.050% Due 12/1/09 (a) ...........................     1,300

     5,525      Illinois Hospital Facilities
                 Authority Revenue Elmhurst
                 Memorial Health - B
                 4.950% Due 1/1/20 (a) .............................    5,525



                       See notes to financials statements

                                                                         Page 25



WEISS, PECK & GREER MUTUAL FUNDS
SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2000

PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)                         SECURITY                               (000'S)
-------                         --------                               -------

                       TAX FREE MONEY MARKET (CONTINUED)

    $1,360      Illinois Municipal Electric Agency
                 Power Supply
                 4.500% Due 2/1/01 ................................    $1,360

     2,900      Macon County Illinois Revenue
                 Millikin University
                 4.950% Due 10/1/28 (a) ...........................     2,900

     1,670      Oak Park Illinois Revenue Lone
                 Tree Area Girl Scout Project
                 5.000% Due 11/1/17 (a) ...........................     1,670

     2,300      Village of Troy Grove Illinois
                 (Unimin Corp.)
                 5.605% Due 5/1/10 (a) ............................     2,300

                Indiana (6.3%)
       960       Bartholomew County Indiana
                 Consolidated School Corp.
                 4.750% Due 1/1/02 ................................       961

     1,000      Crawfordsville Indiana Multifamily
                 Housing - Autumn Woods
                 Phase II - Series A
                 5.150% Due 1/1/32 (a) ............................     1,000

     1,000      Frankfort Indiana Economic
                 Development Revenue Frito
                 Lay Inc. Project
                 4.900% Due 11/1/14 (a) ...........................     1,000

     2,500      Indiana Bond Bank Interim
                 Advanced Funding Program Notes
                 3.850% Due 2/1/01 (a) ............................     2,500

     3,400      Indiana Health Facilities
                 Financing Authority Revenue -
                 Baptist Homes of Indiana
                 4.920% Due 11/1/30 ...............................     3,400

     1,150      Indiana State Educational
                 Facilities Authority Revenue
                 Wesleyan University Project A
                 5.000% Due 6/1/28 (a) ............................     1,150

     1,000      Indianapolis Indiana Economic
                 Development
                 (Joint & Clutch Series 1984)
                 4.465% Due 12/1/14 (a) ...........................     1,000

       500      LaGrange Economic Development
                 Revenue Sealed Power Corp.
                 4.250% Due 10/1/15 (a) ...........................       500

    $1,600      Wawasee Community School Corp.
                 Indiana Tax Anticipation Warrants
                 4.700% Due 12/31/01 ..............................    $1,602

                Iowa (3.5%)
     2,000       Chillicothe Iowa Pollution Control
                 Revenue Iowa - Illinois Gas &
                 Electric Project
                 5.100% Due 1/1/23 (a) ............................     2,000

       100      Chilliocothe Iowa Pollution Control
                 Revenue Iowa Southern
                 Utilities Co. - Series A
                 5.100% Due 3/1/10 (a) ............................       100

     1,800      Council Bluffs Iowa Pollution
                 Control Revenue Iowa -
                 Illinois Gas & Electric
                 5.100% Due 1/1/25 (a) ............................     1,800

     1,500     Iowa Higher Education Loan
                 Authority Revenue Maharishi
                 University of Management
                 5.000% Due 10/1/30 (a) ...........................     1,500

     1,945     Polk County Iowa Health
                 Services Inc. Residential Care
                 Facility Revenue
                 7.500% Due 2/1/16 (b) ............................     1,988

               Kansas (1.5%)
     1,186       Dodge City Kansas Temporary
                 Notes Series B
                 4.875% Due 9/1/01 ................................     1,187

     2,000     Salina Kansas Central Mall
                (Salina Central Mall Dillard)
                 5.200% Due 12/1/14 (a) ...........................     2,000

                Kentucky (3.5%)
       430       Elva - New Harmony - Oak Level
                 Kentucky Fire Protection District
                 5.200% Due 12/1/31 (a) ...........................       430

     1,940      Fort Thomas Kentucky Industrial
                 Building Revenue
                 (Carmel Manor Project)
                 4.600% Due 10/1/14 (a) ...........................     1,940

       490      Harvey Brewers Fire Protection
                 District Kentucky Lease
                 Revenue Program
                 5.200% Due 12/1/31 (a) ...........................       490




                       See notes to financial statements

Page 26




WEISS, PECK & GREER MUTUAL FUNDS
SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2000

PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)                         SECURITY                               (000'S)
-------                         --------                               -------

                       TAX FREE MONEY MARKET (CONTINUED)

    $3,900     Henderson County Kentucky
                Revenue Kentucky Hospital
                Association Health Facilities
                4.900% Due 12/1/30 (a) ............................    $3,900

       490     Muhlenberg County Airport District
                Development Area Financial Trust
                5.200% Due 12/1/31 (a) ............................       490

               Louisiana (0.8%)
     1,600       Louisiana Public Facilities Authority
                 Revenue St. Martins
                 Episcopal School
                 5.000% Due 9/1/19 (a) ............................     1,600

               Maine (0.9%)
     1,900       Maine Health and Higher
                 Educational Facilities Authority
                 Piper Shore - Series B
                 5.100% Due 1/1/29 (a) ............................     1,900

               Maryland (2.9%)
     2,600       Howard County Maryland Revenue
                 Owen Brown Joint Venture Facility
                 4.800% Due 5/1/11 (a) ............................     2,600

     1,900     Maryland State Industrial
                Development Financing
                Economic Development
                Revenue Johnson Controls Inc.
                5.300% Due 12/1/03 (a) ............................     1,900

       700     Maryland State Health & Higher
                Educational Facilities Authority
                Revenue  Barnesville School Issue
                5.000% Due 9/1/24 (a) .............................       700

       735     Maryland State Industrial
                Development Authority Financing
                Authority Revenue Baltimore
                International Culinary
                5.100% Due 5/1/24 (a) .............................       735

               Michigan (4.1%)
       910      Birmingham Michigan Economic
                Development Corporation
                Radnor Corp.
                (Brown Street Project 83)
                 5.325% Due 12/1/18 (a) ...........................       910

    $1,200     Lakeview Michigan School District
                 Calhoun General Obligations
                 SANS National City
                 4.900% Due 6/21/01 ................................   $1,202

     1,915     Lansing Michigan Economic
                 Development Corp.
                 (Atrium Office Building)
                 4.650% Due 5/1/15 (a) .............................    1,915

       680     Leelanau County Michigan Economic
                Development Corp. Revenue
                (American Community Mutual
                Insurance Co. Project)
                4.600% Due 6/15/06 (a) .............................      680

       500     Michigan State Job Development
                Authority Revenue (Kentwood
                Residence)
                5.000% Due 11/1/14 (a) .............................      500

       420     Michigan State Strategic Fund
                Limited Obligation Revenue
                Refunding (Woodbridge
                Commercial Properties)
                4.550% Due 10/15/05 (a) ............................      420

     2,015     Oakland County Michigan
                 Economic Development
                 Corporation
                 (Corners Shopping Center)
                 4.750% Due 8/1/15 (a) .............................    2,015

     1,000     Pinckney Michigan Community
                Schools State Anticipation Notes
                4.900% Due 6/29/01 .................................    1,001

               Minnesota (2.8%)
     1,070     Hutchinson Minnesota Economic
                 Development Authority Revenue
                 Refunding (Developers Diversified)
                 4.650% Due 8/15/06 (a) ............................    1,070

     1,016     International Falls Minnesota
                 Economic Development Revenue
                 (Developers Diversified Limited
                 Project) 5.110% Due 7/1/06 (a) ....................    1,016

     1,000     Minneapolis Minnesota Revenue
                 (People Serving People)
                 5.100% Due 10/1/21 (a) ............................    1,000



                       See notes to financial statements

                                                                      Page 27





WEISS, PECK & GREER MUTUAL FUNDS
SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2000

PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)                         SECURITY                               (000'S)
-------                         --------                               -------

                       TAX FREE MONEY MARKET (CONTINUED)

    $1,800     Plymouth Minnesota Industrial
                Development Revenue Refunding
                Banner Engineering Corp.
                5.000% Due 11/1/18 (a) .............................   $1,800

     1,060     St. Paul Minnesota Port Authority
                Industrial Development Revenue -
                Minnesota Diversified Industrial
                Project Series 1
                5.010% Due 6/1/19 (a) ..............................    1,060

               Mississippi (0.3%)
       575      Desoto County Mississippi
                Industrial Development Revenue
                (American Soap Company Project)
                5.605% Due 12/1/08 (a) .............................      575

               Missouri (6.9%)
     1,225      Bridgeton Missouri Industrial
                Development Authority Industrial
                Revenue (American Soap
                Company Project)
                5.040% Due 3/1/21 (a) ..............................    1,225

       500     Clayton Industrial Development
                Authority Industrial
                Development Revenue
                Refunding Bailey Court Project
                4.990% Due 1/1/09 (a) ..............................      500

     2,300     Jackson County Missouri Industrial
                Development Authority YMCA Greater
                Kansas City Project - Series A
                5.150% Due 11/1/15 (a) .............................    2,300

     2,700     Kansas City Industrial Development
                Authority Multifamily Housing
                Revenue Cloverset
                Apartments Project
                5.350% Due 10/1/15 (a) .............................    2,700

       100     Kansas City Industrial Development
                Authority Multifamily Housing
                Revenue Refunding Aspen
                Spring Apartment
                5.000% Due 9/1/25 (a) ..............................      100

     5,000     Missouri Health and Educational
                Facilities Lutheran Senior Services
                4.990% Due 2/1/31 (a) ..............................    5,000



                       See notes to financial statements


Page 28



    $1,800     Missouri State Health & Educational
                Facilities Authority Drury College
                5.100% Due 12/1/24 (a) ............................    $1,800

       900     St. Charles County Industrial
                Development Authority Revenue
                Sun River Village
                4.840% Due 12/1/27 (a) ............................       900

               Nebraska (0.9%)
     1,100     Bellevue Nebraska Street
                Improvement
                4.700% Due 11/15/01 ...............................     1,100

       750     Douglas County Nebraska School
                District No. 17 Millard Refunding
                Series A
                5.050% Due 5/15/01 ................................       750

               New Jersey (0.9%)
     1,000      Camden New Jersey Bond
                 Anticipation Notes
                 5.500% Due 6/14/01 ...............................     1,001

       900     North Hudson Sewer Authority
                 5.000% Due 3/30/01 ...............................       900

               New Mexico (1.0%)
     2,100     New Mexico State Hospital
                 Equipment Loan Council Revenue
                 Pooled Loan Program - Series  A
                 4.900% Due 6/1/20 (a) ............................     2,100

               New York (1.4%)
     1,880     Albany New York Industrial
                Development Authority Industrial
                Development Revenue Vulcan
                Investors 86-1 Project - Series A
                4.750% Due 7/1/06 (a) .............................     1,880

     1,000     South Country New York Central
                 School District Brookhaven
                 Tax Anticipation Notes
                 5.000% Due 6/26/01 ...............................     1,002

               North Carolina (1.5%)
     3,180       North Carolina Medical Care
                 Community Health Care Facility
                 Lutheran Services for Aging
                 4.900% Due 3/1/28 (a) ............................     3,180



                       See Notes to Financial Statements

Page 28





WEISS, PECK & GREER MUTUAL FUNDS
SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2000

PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)                         SECURITY                               (000'S)
-------                         --------                               -------

                       TAX FREE MONEY MARKET (CONTINUED)

               North Dakota (0.6%)
    $1,220       University of North Dakota Revenue
                 Series 1984A
                 10.625% Due 4/1/10 (b) ...........................    $1,238

               Ohio (7.1%)
     3,000       American Municipal Power-Ohio Inc.
                 Bond Anticipation Notes
                 Series B City of Bryan
                 5.000% Due 8/23/01 ...............................     3,005

     1,000     Athens County Ohio Port Authority
                 Housing Revenue Housing for
                 Ohio Inc. Project
                 4.900% Due 6/1/32 (a) ............................     1,000

       365     Buckeye Ohio Tax Exempt
                Mortgage Bond Trust
                4.860% Due 8/1/02 (a) .............................       365

       560     Clermont County Ohio Economic
                 Development Revenue
                 (John Q. Hammons Project)
                 4.600% Due 5/1/12 (a) ............................       560

       195      Franklin County Ohio Industrial
                 Development Revenue
                 (GSW Building Association Ltd.)
                 4.750% Due 11/1/15 (a) ...........................       195

     2,105     Lakewood Ohio Hospital Revenue
                 (Hospital Improvement Series 1983)
                 4.780% Due 11/1/10 (a) ...........................     2,105

     1,825     Riverside Ohio Economic
                Development Revenue
                (Riverside Association Project)
                 4.750% Due 9/1/12 (a) ............................     1,825

     1,260     Riverside Ohio Economic
                Development Revenue
                (Wright Point Association)
                4.750% Due 9/1/10 (a) .............................     1,260

     1,800     Stark County Ohio Health Care
                 Facilities (Canton Christian
                 Home Project) Series 90
                 4.550% Due 9/1/15 (a) ............................     1,800

       510     Stark County Ohio Health Care
                Facilities (Canton Christian Home)
                4.400% Due 9/15/16 (a) ............................       510


      $365     Stark County Ohio Industrial
                Development Revenue (Belpar
                Professional Building)
                4.550% Due 10/1/04 (a) ............................      $365

     1,900     Stark County Ohio Industrial
                 Development Revenue
                 (Newmarket Packing Ltd.)
                 4.600% Due 11/1/14 (a) ...........................     1,900

               Oklahoma (4.1%)
     5,000      Oklahoma County Financial Authority
                Revenue Oklahoma County
                Housing Preservation
                5.000% Due 1/1/33 (a) .............................     5,000

     1,250     Tulsa County Oklahoma
                Industrial Development Authority
                Healthcare Revenue Laureate
                Psychiatric Project
                4.350% Due 12/15/08 (a) ...........................     1,250

     2,400     Tulsa Oklahoma Authority Revenue
                - NVHF Tulsa County Housing
                Fund Inc.
                5.000% Due 10/1/32 (a) ............................     2,400

               Oregon (3.4%)
     2,000       Clackamas County Oregon Hospital
                 Facility Senior Living Facility -
                 Mary's Woods
                 5.000% Due 5/15/29 (a) ...........................     2,000

     4,900     Medford Oregon Hospital
                Facilities Authority Revenue -
                Rogue Valley Manor Continued
                Care Retirement
                4.980% Due 5/15/27 (a) ............................     4,900

       260     Port Morrow Oregon Pollution
                Control Revenue Refunding
                Idaho Power Co. Project
                5.050% Due 2/1/27 (a) .............................       260

               Pennsylvania (4.1%)
     1,000      Allegheny County Pennsylvania
                Refunding Series C-50
                4.500% Due 5/1/27 (a) .............................     1,000

     6,000     Delaware County PA. Authority
                College Revenue Neumann
                College - Series B
                5.000% Due 10/1/27 (a) ............................     6,000


                       See notes to financial statements

                                                                      Page 29





WEISS, PECK & GREER MUTUAL FUNDS
SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2000

PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)                         SECURITY                               (000'S)
-------                         --------                               -------

                       TAX FREE MONEY MARKET (CONTINUED)

      $300     Moon Township Pennsylvania
                Industrial Development Revenues
                Executive Office Association Project
                5.000% Due 11/1/12 (a) .............................     $300

     1,185     South Fork Municipal Authority
                Hospital Lee Hospital Project
                Series B
                4.900% Due 7/1/23 (a) ..............................    1,185

               Tennessee (2.8%)
     2,400       Franklin County Tennessee Health
                 & Educational Facilities Revenue
                 (University of the South Sewanee)
                 4.700% Due 9/1/10 (a) .............................    2,400

     1,150     Knoxville Tennessee Industrial
                Development Bond
                Toys R Us Inc. Project
                5.200% Due 5/1/14 (a) ..............................    1,150

       700     Memphis Tennessee General
                Obligation Unlimited
                5.050% Due 8/1/03 (a) ..............................      700

       770     Metropolitan Government of Nashville
                & Davidson County Tennessee
                Health & Education Board Revenue -
                Franklin Road
                5.000% Due 7/1/21 (a) ..............................      770

       800     Mount Juliet Tennessee Public
                Building Authority Revenue -
                Utility District Loan Program
                7.000% Due 2/1/06 (b) ..............................      817

               Texas (7.3%)
       700       Brazos Harbor Industrial
                 Development Corp. Industrial
                 Development Revenues
                 Badische Corp. Port
                 4.400% Due 12/1/13 (a) ............................      700

     2,090     Gulf Coast Waste Disposal
                 Authority Texas Revenues -
                 Armco Inc. Project
                 5.000% Due 12/1/08 (a) ............................    2,090

     2,100     Harris County Texas Multifamily
                 Housing Revenue (Country
                 Scape Development)
                 5.325% Due 4/1/07 (a) .............................    2,100

    $2,415     Harris County Texas Multifamily
                Housing Revenue (Greenhouse
                Development)
                5.325% Due 4/1/07 (a) ..............................   $2,415

     5,350     Tarrant County Texas Housing
                Financial Corporation Multifamily
                Housing Revenue -
                Amherst Association
                4.900% Due 12/1/07 (a) .............................    5,350

     2,650     Waxahachie Texas Industrial
                Development Authority
                (Dart Container Project
                Series 1985)
                5.050% Due 4/1/06 (a) ..............................    2,650

               Vermont (1.8%)
     1,570       Vermont Educational & Health
                 Buildings Financing Agency -
                 Capital Asset Financing Program 2
                 4.900% Due 6/1/27 .................................    1,570

     1,710     Vermont Educational & Health
                 Buildings Financing Agency
                 Revenues
                 4.900% Due 8/1/05 (a) ............................     1,710

       545     Vermont Industrial Development
                 Authority Hydroelectric Revenue
                 Bond Central Vermont Public
                 Services Corp.
                 4.800% Due 12/1/13 (a) ...........................       545

               Washington (1.4%)
     2,930       Seattle Washington Housing
                 Authority Low Income Housing
                 Assistance Revenue - Foss
                 Home Project
                4.800% Due 12/1/24 (a) ............................     2,930

              Wisconsin (4.8%)
     1,000      Altoona Wisconsin School District
                Tax Revenue Anticipation Notes
                4.690% Due 11/1/01 ................................     1,000

     1,000     Kewaskum Wisconsin School
                District Tax & Revenue
                Anticipation Notes
                4.700% Due 9/19/01 ................................     1,001



                       See notes to financial statements.

Page 30



WEISS, PECK & GREER MUTUAL FUNDS
SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2000

PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)                         SECURITY                               (000'S)
-------                         --------                               -------


    $2,000     Pleasant Prairie Wisconsin Bond
                Anticipation Notes - Series A
                4.750% Due 12/1/01 ................................    $2,000

     1,300     Sheboygan Falls Wisconsin School
                District Tax & Revenue
                Anticipation Notes
                4.700% Due 9/27/01 ................................     1,301

     1,000     Two Rivers Wisconsin Bond
                Anticipation Notes Series B
                5.000% Due 7/1/01 .................................     1,001

     1,300     Winneconne Wisconsin Community
                School District Tax Revenue
                Anticipation Notes
                4.720% Due 10/30/01 ...............................     1,301

     2,400     Wisconsin State Health &
                Educational Facilities Authority
                Revenue Oakwood Series B
                4.950% Due 8/15/30 (a) ............................     2,400

               Wyoming (0.5%)
       995      Cheyenne County Wyoming Economic
                Development Revenue Bonds
                (Holiday Inn)
                4.600% Due 10/1/10 (a) ............................       995

               Multi-State (2.6%)
     2,000      GAF Tax Exempt Bond Grantor
                Trust Series A
                4.750% Due 4/1/08 (a) (c) .........................     2,000

     1,855     Greystone Municipal Lease
                Certificates Series A
                5.010% Due 7/1/05 (a) (d) .........................     1,855

       800     Greystone Tax Exempt Certificate
                Trust 1 Series Certificates of
                Beneficial Ownership
                5.080% Due 5/1/28 (a) (e) .........................       800

       805     McDonald Tax-Exempt
                Mortgage Trust #1
                4.750% Due 1/15/09 (a) (f) ........................       807
                                                                     --------

               Total Investments (104.2%)
                (Cost $217,649) ...................................  $217,649

               Liabilities in Excess
               of Other Assets (-4.2%) ............................    (8,738)
                                                                     --------

        Total Net Assets (100.0%) .................................  $208,911
                                                                     ========

        (a) Interest rate subject to change approximately every 1 to 397 days. Principal payable on demand at periodic intervals at the Fund's option.
        (b)  Prerefunded.
        (c)  IN - 36%, TN- 64%.
        (d)  AL - 1.6%, CA - 9.5%, CO - 0.2%, CT - 0.2%, FL - 5.0%, GA - 5.1%,
             IL - 1.3%, IN - 6.9%, KS - 0.1%, KY - 2.6%, MA - 0.9%, ME - 5.5%,
             MI - 7.5%, MN - 0.9%, NH - 3.9%, NJ - 17.3%, NY - 7.6%, OH - 3.8%,
             OK - 0.2%, PA - 7.2%, SC -5.7%, TX - 6.5%, VA - 0.5%.
        (e)  AK - 6.0%, FL - 9.1%, GA - 30.4%, KS - 4.5%, TN - 34.0%, VA -
             16.0%.
        (f)  MI - 15%, OH - 70%, PA - 15%.




                         WPG Tax Free Money Market Fund
                             Industry Concentrations
      % of Net                                           Value
       Assets                                           (000's)
       ------                                           -------
        24.6%            Healthcare ................... $51,423
        23.2%            Industrial Revenue Bond ......  48,476
        12.8%            Multifamily Housing ..........  26,705
        11.9%            Education ....................  24,865
        9.4%             Not-for-Profit ...............  19,690
        5.7%             Cashflow Notes ...............  11,894
        4.3%             Bond Anticipation Notes ......   9,007
        3.5%             Investor Owned Utility .......   7,335
        2.9%             General Obligations ..........   6,062
        2.8%             Asset-backed Munis ...........   5,827
        1.9%             Prerefunded ..................   4,044
        0.7%             Public Power .................   1,360
        0.5%             Annual Appropriation .........     961
        -----                                           -------
        104.2%           Total Investments ............ 217,649

                         Liabilities in Excess of
        (4.2%)                   Other Assets .........  (8,738)
        -----                                           -------
        100.0%           Total Net Assets .............$208,911
        =====                                          ========



                       See notes to financial statements


WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT DECEMBER 31, 2000


                                                                          LARGE CAP  QUANTITATIVE
$ IN THOUSANDS                                                 TUDOR       GROWTH       EQUITY
--------------                                                 -----       ------       ------

        ASSETS
Investments at value # ...................................   $  91,124    $ 109,356    $ 29,834
Cash .....................................................           0            0           0
Receivable for investment securities sold ................       5,714            0         724
Receivable for Fund shares sold ..........................           0            2           0
Dividends and interest receivable ........................          19          144          38
Other assets .............................................           6            5           2
                                                             ---------    ---------    --------
                                                                96,863      109,507      30,598
                                                             ---------    ---------    --------

        LIABILITIES
Distributions payable ....................................           0            0           0
Cash overdraft ...........................................           0           10         681
Payable for investment securities purchased ..............       2,249            0           0
Payable for Fund shares redeemed .........................          14            0           0
Unrealized loss on forward commitment sale - Note 4 ......           0            0           0
Accrued investment advisory fee payable - Note 5 .........          71           70          19
Accrued administration fee payable - Note 5 ..............           6            4           2
Accrued expenses .........................................         105           76          72
                                                             ---------    ---------    --------
                                                                 2,445          160         774
                                                             ---------    ---------    --------
                NET ASSETS ...............................      94,418      109,347      29,824
                                                             =========    =========    ========

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, at par ....................       1,709        3,254           8
Paid-in surplus ..........................................      74,885       71,120      28,464
Accumulated undistributed net investment income/
        (distributions in excess of net investment income)           0           29         (68)
Undistributed realized gains on investments,
        futures, options and currencies/(Distributions
        in excess of realized gains on investments,
        futures, options and currencies) .................       2,408          757         (78)
Net unrealized appreciation/(depreciation) on
        investments and currencies .......................      15,416       34,187       1,498
                                                             ---------    ---------    --------
NET ASSETS APPLIED TO OUTSTANDING SHARES .................      94,418      109,347      29,824
                                                             =========    =========    ========

CAPITAL SHARES (AUTHORIZED SHARES UNLIMITED)
Outstanding (000's) ......................................       5,129        3,254       7,735
                                                             =========    =========    ========
Par Value ................................................   $ .33 1/3    $    1.00    $  0.001
                                                             =========    =========    ========
Net asset value per share ................................   $   18.41    $   33.60    $   3.86
                                                             =========    =========    ========

# INVESTMENTS AT COST ....................................      75,708       75,169      28,336
                                                             =========    =========    ========

UNREALIZED APPRECIATION/(DEPRECIATION): *
        Gross appreciation ...............................      25,563       39,058       4,110
        Gross depreciation ...............................     (10,147)      (4,871)     (2,612)
                                                             ---------    ---------    --------
NET UNREALIZED APPRECIATION/(DEPRECIATION) ...............      15,416       34,187       1,498
                                                             =========    =========    ========

* Based on cost of securities for Federal Income tax purposes which does not differ from book cost.


Page 32                         See notes to financial statements.



                                                                            INTERMEDIATE
                                                                             MUNICIPAL   GOVERNMENT   TAX FREE
                                                            INTERNATIONAL    CORE BOND     BOND     MONEY MARKET   MONEY MARKET
                                                            -------------    ---------     ----     ------------   ------------


Investments at value # ...................................   $   6,385    $ 137,903    $  17,204    $ 376,010        $217,649
Cash .....................................................           0           86            9            2             116
Receivable for investment securities sold ................       1,334            0            0            0               0
Receivable for Fund shares sold ..........................           0            0            0            0               0
Dividends and interest receivable ........................          15        1,655          310            0           1,433
Other assets .............................................           1            6            1           14               5
                                                             ---------    ---------    ---------    ---------        --------
                                                                 7,735      139,650       17,524      376,026         219,203
                                                             ---------    ---------    ---------    ---------        --------

        LIABILITIES
Distributions payable ....................................           0          125           28            3               6
Cash overdraft ...........................................         865            0            0            0               0
Payable for investment securities purchased ..............         370       24,845          503            0          10,110
Payable for Fund shares redeemed .........................           0            0            0            0               0
Unrealized loss on forward commitment sale - Note 4 ......           0           27            0            0               0
Accrued investment advisory fee payable - Note 5 .........           9           30            5          156              86
Accrued administration fee payable - Note 5 ..............           0            0            0            3               7
Accrued expenses .........................................          59           76           47          185              83
                                                             ---------    ---------    ---------    ---------        --------
                                                                 1,303       25,103          583          347          10,292
                                                             ---------    ---------    ---------    ---------        --------
                NET ASSETS ...............................       6,432      114,547       16,941      375,679         208,911
                                                             =========    =========    =========    =========        ========

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, at par ....................           8           12            2          376             209
Paid-in surplus ..........................................       6,736      153,946       16,491      377,317         208,725
Accumulated undistributed net investment income/
        (distributions in excess of net investment income)          (5)           0          (28)           0               0
Undistributed realized gains on investments,
        futures, options and currencies/(Distributions
        in excess of realized gains on investments,
        futures, options and currencies) .................        (295)     (41,045)         (80)      (2,014)
Net unrealized appreciation/(depreciation) on
        investments and currencies .......................         (12)       1,634          556            0               0
                                                             ---------    ---------    ---------    ---------        --------
NET ASSETS APPLIED TO OUTSTANDING SHARES .................       6,432      114,547       16,941      375,679         208,911
                                                             =========    =========    =========    =========        ========

CAPITAL SHARES (AUTHORIZED SHARES UNLIMITED)
Outstanding (000's) ......................................         802       12,189        1,622      376,010         208,926
                                                             =========    =========    =========    =========        ========
Par Value ................................................   $    0.01    $   0.001    $   0.001    $   0.001        $  0.001
                                                             =========    =========    =========    =========        ========
Net asset value per share ................................   $    8.02    $    9.40    $   10.44    $    1.00        $   1.00
                                                             =========    =========    =========    =========        ========

# INVESTMENTS AT COST ....................................       6,397      136,269       16,648      376,010         217,649
                                                             =========    =========    =========    =========        ========

UNREALIZED APPRECIATION/(DEPRECIATION): *
        Gross appreciation ...............................         435        2,018          562            0               0
        Gross depreciation ...............................        (447)        (384)          (6)           0               0
                                                             ---------    ---------    ---------    ---------        --------
NET UNREALIZED APPRECIATION/(DEPRECIATION) ...............         (12)       1,634          556            0               0
                                                             =========    =========    =========    =========        ========



                   See notes to financial statements                    Page 33


WEISS, PECK & GREER MUTUAL FUNDS
STATEMENTS OF OPERATIONS FOR YEAR ENDED DECEMBER 31, 2000

                                                                                    LARGE CAP      QUANTITATIVE
$ IN THOUSANDS                                                         TUDOR         GROWTH        EQUITY
--------------                                                         -----         ------        ------

Investment Income:
Dividends (net of withholding taxes) ..........................      $    212      $  1,080      $    499
Interest ......................................................           699           168             1
Income from securities loaned - Note 3 ........................            13             0             0
Class action litigation settlement proceeds ...................           239             0            56
Other .........................................................             0             0             0
                                                                     --------      --------      --------
                                                                        1,163         1,248           556
                                                                     --------      --------      --------
Expenses:
Investment advisory fee - Note 5 ..............................           993           955           337
Transfer agent fees and expenses ..............................           146            88            42
Administration fees - Note 5 ..................................            88            51            31
Custodian fees and expenses ...................................            27            26            31
Fund accounting fees and expenses .............................            50            55            25
Professional fees .............................................            61            64            50
TrusteesO fees and expenses ...................................            14            14            13
Registration fees .............................................            14            14            13
ShareholdersO reports .........................................             9             7             6
Other expenses ................................................            12            19             7
                                                                     --------      --------      --------
                                                                        1,414         1,293           555
Less fees waived by adviser ...................................             0             0             0
Less expenses paid indirectly - Note 7 ........................            (3)           (4)           (3)
                                                                     --------      --------      --------
                                                                        1,411         1,289           552
                                                                     --------      --------      --------
Net Investment Income/(Loss) ..................................          (248)          (41)            4
                                                                     --------      --------      --------

Realized and Unrealized Gain/(Loss) on
   Investments, Futures, Options and Currencies:
   Net realized gain/(loss) on investments, futures and options        18,185        18,168         9,101
   Net realized gain/(loss) on currencies .....................             0             0             0
   Net change in unrealized appreciation/(depreciation) on
           investments ........................................       (23,006)      (20,450)      (13,231)
   Net change in unrealized appreciation on currencies ........             0             0             0
                                                                     --------      --------      --------
Net Gain/(Loss) on Investments, Futures, Options
        and Currencies ........................................        (4,821)       (2,282)       (4,130)
                                                                     --------      --------      --------

Net Increase/(Decrease) in Net Assets
        Resulting from Operations .............................        (5,069)       (2,323)       (4,126)
                                                                     ========      ========      ========

                       See notes to financial statements

                                                                                               INTERMEDIATE GOVERNMENT  TAX FREE
                                                                                                 MUNICIPAL   MONEY      MONEY
                                                                     INTERNATIONAL  CORE BOND     BOND       MARKET     MARKET
                                                                     -------------  ---------     ----       ------     ------
INVESTMENT INCOME:
Dividends (net of withholding taxes) ................................   $    84    $      0    $      0    $      0    $     0
Interest ............................................................         6       9,056         928      23,504      7,562
Income from securities loaned - Note 3 ..............................         0           1           0           0          0
Class action litigation settlement proceeds .........................         0           0           0           0          0
Other ...............................................................         3           0           0           0          0
                                                                        -------    --------    --------    --------    -------
                                                                             93       9,057         928      23,504      7,562
                                                                        -------    --------    --------    --------    -------
Expenses:
Investment advisory fee - Note 5 ....................................        38         768          49       1,876        867
Transfer agent fees and expenses ....................................        35          39          34         276         72
Administration fees - Note 5 ........................................         0           0           0          38         69
Custodian fees and expenses .........................................        24          40           9          41         23
Fund accounting fees and expenses ...................................        13          60          21         152         80
Professional fees ...................................................        40          61          29          84         58
TrusteesO fees and expenses .........................................        12          14          13          19         16
Registration fees ...................................................        13          13          13          23         14
ShareholdersO reports ...............................................         5           6           5          12          8
Other expenses ......................................................         4          14           7          29         12
                                                                        -------    --------    --------    --------    -------
                                                                            184       1,015         180       2,550      1,219
Less fees waived by adviser .........................................         0        (365)        (37)          0          0
Less expenses paid indirectly - Note 7 ..............................        (3)         (9)         (2)         (7)        (9)
                                                                        -------    --------    --------    --------    -------
                                                                            181         641         141       2,543      1,210
                                                                        -------    --------    --------    --------    -------
Net Investment Income/(Loss) ........................................       (88)      8,416         787      20,961      6,352
                                                                        -------    --------    --------    --------    -------

Realized and Unrealized Gain/(Loss) on
   Investments, Futures, Options and Currencies:
   Net realized gain/(loss) on investments, futures and options
   Net realized gain/(loss) on currencies ...........................      (306)        608         (27)          0          1
   Net change in unrealized appreciation/(depreciation) on ..........       (65)          0           0           0          0
           investments
   Net change in unrealized appreciation on currencies ..............    (1,598)      3,777         654           0          0
                                                                                         (6)          0           0          0
Net Gain/(Loss) on Investments, Futures, Options ....................      --          --          --          --         --
        and Currencies
 ....................................................................    (1,975)      4,385         627           0          1
                                                                         -------    --------    --------    --------    -------
Net Increase/(Decrease) in Net Assets
        Resulting from Operations
 ....................................................................    (2,063)     12,801       1,414      20,961      6,353
                                                                         =======    ========    ========    ========    =======



                       See notes to financial statements.               Page 35


WEISS, PECK & GREER MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                                                     LARGE CAP                QUANTITATIVE
                                                              TUDOR                   GROWTH                     EQUITY
                                                              -----                   ------                     ------
$ in Thousands                                           2000        1999         2000          1999         2000       1999
--------------                                           ----        ----         ----          ----         ----       ----

OPERATIONS:
Net investment income/(loss) ......................   ($    248)   ($    303)   ($     41)   $     573    $      4    $    180
Net realized gain/(loss) on investments,
        options, and currencies ...................      18,185       12,484       18,168       18,319       9,101      15,216
Change in unrealized
        appreciation/(depreciation)
        on investments and currencies .............     (23,006)      31,084      (20,450)      (2,608)    (13,231)     (5,721)
                                                      ---------    ---------    ---------    ---------    --------    --------
NET INCREASE/(DECREASE)
        IN NET ASSETS RESULTING
        FROM OPERATIONS ...........................      (5,069)      43,265       (2,323)      16,284      (4,126)      9,675
                                                      ---------    ---------    ---------    ---------    --------    --------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income ........................           0            0            0         (577)        (42)       (363)
From realized gains ...............................     (13,369)     (11,667)     (15,215)     (18,839)     (6,061)    (15,480)
                                                      ---------    ---------    ---------    ---------    --------    --------
NET DECREASE DUE TO
        DISTRIBUTIONS .............................     (13,369)     (11,667)     (15,215)     (19,416)     (6,103)    (15,843)
                                                      ---------    ---------    ---------    ---------    --------    --------

TRANSACTIONS IN SHARES OF
        BENEFICIAL INTEREST:
Received on issuance:
        Shares sold ...............................      46,724       40,309       14,229       22,140       2,833       7,597
        Distributions reinvested ..................      11,833       10,521       13,305       17,158       5,951      15,470
        Shares redeemed ...........................     (54,481)     (60,465)     (46,383)     (51,130)    (45,183)    (14,331)
                                                      ---------    ---------    ---------    ---------    --------    --------
NET INCREASE/(DECREASE) FROM
        CAPITAL SHARE TRANSACTIONS ................       4,076       (9,635)     (18,849)     (11,832)    (36,399)      8,736
                                                      ---------    ---------    ---------    ---------    --------    --------

Total Increase/(Decrease)
        in Net Assets .............................     (14,362)      21,963      (36,387)     (14,964)    (46,628)      2,568

NET ASSETS:
Beginning of year .................................     108,780       86,817      145,734      160,698      76,452      73,884
                                                      ---------    ---------    ---------    ---------    --------    --------
End of year* ......................................   $  94,418    $ 108,780    $ 109,347    $ 145,734    $ 29,824    $ 76,452
                                                      =========    =========    =========    =========    ========    ========

*Includes undistributed net investment
        income/(distributions in excess of net
        investment income) ........................   $       0    $       0    $      29    $      14    ($    68)   ($     6)
                                                      =========    =========    =========    =========    ========    ========

Transactions in shares of the funds (in thousands):
        Sold ......................................       1,902        2,271          347          546         565       1,255
        Reinvestment of distributions .............         709          471          415          436       1,606       3,079
        Redeemed ..................................      (2,231)      (3,508)      (1,162)      (1,281)     (9,057)     (2,474)
                                                      ---------    ---------    ---------    ---------    --------    --------
        Net increase/(decrease) ...................         380         (766)        (400)        (299)     (6,886)      1,860
                                                      =========    =========    =========    =========    ========    ========



Page 36                         See notes to financial statements.



                                                                                      Core
                                                          International               Bond
                                                          -------------               ----
$ in Thousands
--------------                                          2000       1999        2000         1999
                                                        ----       ----        ----         ----

OPERATIONS:
Net investment income/(loss) ......................   ($   88)   ($  102)   $   8,416    $   8,097
Net realized gain/(loss) on investments,
        options, and currencies ...................      (371)       920          608       (6,133)
Change in unrealized
        appreciation/(depreciation)
        on investments and currencies .............    (1,604)       789        3,777       (2,226)
                                                      -------    -------    ---------    ---------
NET INCREASE/(DECREASE)
        IN NET ASSETS RESULTING
        FROM OPERATIONS ...........................    (2,063)     1,607       12,801         (262)
                                                      -------    -------    ---------    ---------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income ........................         0          0       (8,416)      (8,097)
From realized gains ...............................       (48)      (880)           0            0
                                                      -------    -------    ---------    ---------
NET DECREASE DUE TO
        DISTRIBUTIONS .............................       (48)      (880)      (8,416)      (8,097)
                                                      -------    -------    ---------    ---------

TRANSACTIONS IN SHARES OF
        BENEFICIAL INTEREST:
Received on issuance:
        Shares sold ...............................     9,320      1,664        8,813       26,646
        Distributions reinvested ..................        48        876        6,800        6,582
        Shares redeemed ...........................    (8,148)    (2,319)     (42,938)     (26,845)
                                                      -------    -------    ---------    ---------
NET INCREASE/(DECREASE) FROM
        CAPITAL SHARE TRANSACTIONS ................     1,220        221      (27,325)       6,383
                                                      -------    -------    ---------    ---------

Total Increase/(Decrease)
        in Net Assets .............................      (891)       948      (22,940)      (1,976)

NET ASSETS:
Beginning of year .................................     7,323      6,375      137,487      139,463
                                                      -------    -------    ---------    ---------
End of year* ......................................   $ 6,432    $ 7,323    $ 114,547    $ 137,487
                                                      =======    =======    =========    =========

*Includes undistributed net investment
        income/(distributions in excess of net
        investment income) ........................   ($    5)   ($   26)   $       0    $       0
                                                      =======    =======    =========    =========

Transactions in shares of the funds (in thousands):
        Sold ......................................       979        156          967        2,844
        Reinvestment of distributions .............         6         86          748          708
        Redeemed ..................................      (878)      (236)      (4,688)      (2,855)
                                                      -------    -------    ---------    ---------
        Net increase/(decrease) ...................       107          6       (2,973)         697
                                                      =======    =======    =========    =========






                                                           INTERMEDIATE
                                                            MUNICIPAL                 GOVERNMENT                  TAX FREE
                                                               BOND                  MONEY MARKET               MONEY MARKET
                                                            -------------           --------------              ------------
                                                         2000      1999           2000           1999           2000       1999
                                                         ----      ----           ----           ----           ----       ----
OPERATIONS:
Net investment income/(loss) ......................   $    787    $  1,020    $    20,961    $    16,031    $   6,352    $   3,611
Net realized gain/(loss) on investments,
        options, and currencies ...................        (50)          0              1              1           (5)
Change in unrealized
        appreciation/(depreciation)
        on investments and currencies .............        654      (1,065)             0              0            0            0
                                                      --------    --------    -----------    -----------    ---------    ---------
NET INCREASE/(DECREASE)
        IN NET ASSETS RESULTING
        FROM OPERATIONS ...........................      1,414         (95)        20,961         16,032        6,353        3,606
                                                      --------    --------    -----------    -----------    ---------    ---------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income ........................       (787)     (1,019)       (16,031)        (6,352)
From realized gains ...............................          0           0              0              0            0            0
                                                      --------    --------    -----------    -----------    ---------    ---------
NET DECREASE DUE TO
        DISTRIBUTIONS .............................       (787)     (1,019)       (20,961)       (16,031)      (6,352)
                                                      --------    --------    -----------    -----------    ---------    ---------

TRANSACTIONS IN SHARES OF
        BENEFICIAL INTEREST:
Received on issuance:
        Shares sold ...............................      2,117       9,661      2,874,024      2,723,470      947,738      952,690
        Distributions reinvested ..................        443         512         20,650         15,385        6,214        3,440
        Shares redeemed ...........................     (6,456)    (14,190)    (2,891,443)    (2,794,851)    (862,562)    (969,873)
                                                      --------    --------    -----------    -----------    ---------    ---------
NET INCREASE/(DECREASE) FROM
        CAPITAL SHARE TRANSACTIONS ................     (3,896)     (4,017)         3,231        (55,996)      91,390      (13,743)
                                                      --------    --------    -----------    -----------    ---------    ---------

Total Increase/(Decrease)
        in Net Assets .............................     (3,269)     (5,131)         3,231        (55,995)      91,391      (13,748)

NET ASSETS:
Beginning of year .................................     20,210      25,341        372,448        428,443      117,520      131,268
                                                      --------    --------    -----------    -----------    ---------    ---------
End of year* ......................................   $ 16,941    $ 20,210    $   375,679    $   372,448    $ 208,911    $ 117,520
                                                      ========    ========    ===========    ===========    =========    =========

*Includes undistributed net investment
        income/(distributions in excess of net
        investment income) ........................   ($    28)   ($    30)   $         0    $         0    $       0    $       0
                                                      ========    ========    ===========    ===========    =========    =========

Transactions in shares of the funds (in thousands):
        Sold ......................................        208         931      2,874,038      2,723,471      947,727      952,691
        Reinvestment of distributions .............         44          45         20,650         15,385        6,214        3,441
        Redeemed ..................................       (640)     (1,369)    (2,891,443)    (2,794,851)    (862,563)    (969,872)
                                                      --------    --------    -----------    -----------    ---------    ---------
        Net increase/(decrease) ...................       (388)       (393)         3,245        (55,995)      91,378      (13,740)
                                                      ========    ========    ===========    ===========    =========    =========



See notes to financial statements.                                      Page 37

WEISS PECK & GREER MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS


1- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization
------------

     The following are open-end management investment companies registered under the Investment Company Act of 1940 (the "Act"):

                WPG Tudor Fund ("Tudor")
                WPG Large Cap Growth Fund ("Large Cap Growth")
                        (formerly WPG Growth & Income Fund)
                Weiss, Peck & Greer Funds Trust ("WPG Funds Trust"):
                    WPG Quantitative Equity Fund ("Quantitative Equity")
                    WPG Core Bond Fund ("Core Bond")
                    WPG Intermediate Municipal Bond Fund
                            ("Intermediate Municipal Bond")
                    WPG Government Money Market Fund
                            ("Government Money Market")
                    WPG Tax Free Money Market Fund ("Tax Free Money Market") Weiss, Peck & Greer International Fund ("International")

        Each fund is diversified.

Government Money Market and Tax Free Money Market are money market funds that seek to maintain continuous net asset values of $1.00. The following is a summary of the significant accounting policies followed by the funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles.

Portfolio Valuation
-------------------
Common Stock -- Securities listed or admitted to trading on a national securities exchange, including options, are valued at the last sale price, on such exchange, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the net asset value calculation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices.

Bonds -- Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued by a pricing service which utilizes both dealer-supplied valuations and other techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, exchanges or over-the-counter prices, when such valuations are believed to reflect the market value of such securities.

Money Market Funds -- Securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the Funds' Board of Trustees to approximate the fair value of the Fund's investments.

Short-Term Securities (Other than the Money Market Funds) -- Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

Foreign Securities -- Securities listed or admitted to trading on an international securities exchange, including options, are valued at the last sale price, at the close of the primary international exchange on the day the net asset value calculation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and ask prices. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at 11:00 AM Eastern Time.

Other Securities -- Other securities and assets for which market quotations are not readily available are valued at their fair value as determined, in good faith, by the Funds' Valuation Committee as authorized by the Funds' Board of Trustees.

Securities Transactions and Investment Income
---------------------------------------------
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded utilizing the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis; premiums are amortized on municipal securities only, with a corresponding decrease in cost basis.

WEISS PECK & GREER MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS

Federal Income Taxes
---------------------


The Funds intend to comply with therequirements of the Internal Revenue Code that pertain to regulated investment companies and to distribute all of their taxable income to their shareholders. No federal income tax or excise tax provision is required. As of December 31, 2000, the following funds had capital loss carryforwards:


        (in thousands)
                                                              Year of Expiration
                                                              ------------------
        Fund                            2001    2002    2003     2004    2005    2006    2007    2008
        ----                            ----    ----    ----     ----    ----    ----    ----    ----

        Core Bond                       --    13,822  20,113     753      --      --   6,170      --
        Government Money                --      --     2,014      --      --      --      --      --
        Tax Free Money Market            9      --         1       3       4       1       5      --
        Intermediate Municipal Bond     --      --      --        --      --      --      19      55

Distribution to Shareholders
----------------------------
Dividends from Net Investment Income -- Distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid annually when available for the Tudor, Quantitative Equity, International Fund and the Large Cap Growth Fund. Dividends from net investment income are declared daily and paid monthly for the Core Bond, Intermediate Municipal Bond, Government Money Market and Tax Free Money Market Funds.

Distributions from Net Realized Gains -- Distributions from net realized gains are declared and paid by December 31 of the year in which they are earned. To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the Funds not to distribute such gains.

The character of income and gains to be distributed are determined in accordance with income tax regulations which distributions made in connection with the redemption of Fund shares, in-kind redemptions, may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as mortgage backed securities, net operating losses, deferral of wash sale losses, options and futures, and post-October losses.

Repurchase Agreements (Tudor, Core Bond, Government Money Market)
-----------------------------------------------------------------
It is each Funds' policy to take possession of securities or other assets purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day to ensure that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety.

Futures  (Tudor, Quantitative Equity, International, Core Bond)
---------------------------------------------------------------
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt or payment is known as a "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts which are traded on exchanges.

Options Writing (Tudor, Large Cap Growth, Quantitative Equity,
--------------------------------------------------------------
 International, Core Bond)
 -------------------------

A Fund may write covered options to protect against adverse movements in the price of securities in the investment portfolio. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call is exercised, the premium is added to the proceeds from

WEISS PECK & GREER MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS

the sale of the underlying securities or currencies in determining whether the Fund has realized a gain or loss. If a put is exercised, the premium reduces the cost basis of the securities or currencies purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the selling or buying of a security or currency at a price different from the current market value. The Fund only enters into options which are traded on exchanges except for Tudor which can enter into non-exchange options with counterparties as authorized by the Board of Trustees.

Foreign Securities (Tudor, Large Cap Growth, International)
-----------------------------------------------------------
Certain risks result from investing in foreign securities in addition to the usual risks inherent in domestic investments. Such risks include future political, economic and currency exchange developments including investment restrictions and changes in foreign laws.

Forward Currency Contracts (Tudor, Large Cap Growth, International)
-------------------------------------------------------------------
A Fund may enter into forward contracts. Such contracts may be utilized in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolios denominated in foreign currencies. Fluctuations in the value of the forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Upon entering into such a contract, the Fund is required to segregate assets with its custodian at least equal to the value of the Fund's assets committed to fulfilling the forward currency contract.

Foreign Currency Transactions (Tudor, Large Cap Growth, International)
----------------------------------------------------------------------
The books and records of each Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets or liabilities, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates prevailing at 11:00 AM Eastern time.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in the exchange rate.

New Accounting Regulations
--------------------------
In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies ("the Guide"). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize premiums and accrete discounts on fixed income securities. The Funds currently do not amortize premiums in all cases. Upon adoption, the Funds will be required to record a cumulative effect adjustment to conform with accounting principles generally accepted in the United States of America. The effect of this adjustment will be to decrease net investment income with an offsetting increase on unrealized appreciation (depreciation) of securities. This adjustment will therefore, have no effect on the net assets of the Funds. At this time, the Funds have not completed their analysis of the impact of this accounting change.

Use of Estimates
----------------
Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

2- Securities Transactions
   -----------------------
For the year ended December 31, 2000, sales proceeds, cost of securities purchased, (other than short term investments and options written), total commissions and commissions received by Weiss, Peck & Greer ("WPG"), the Fund's investment adviser, Robeco Institutional Asset Management US Inc. ("RIAM") the International Fund's sub-adviser, or their affiliates, on such transactions were as follows:

WEISS PECK & GREER MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS

                                                                 Commissions
                        Proceeds        Cost of                 Received by
(in thousands)       of Securities     Securities    Total      WPG, RIAM or
                        Sold           Purchased  Commissions  their Affiliates
                        ----           ---------  -----------  ----------------
Tudor                   $91,410         $82,895        $55           $9
Large Cap Growth        130,783          97,940        189           37
Quantitative Equity      90,558          48,618         71           49
International             8,831          10,330         24            0
Core Bond               631,943         710,141          0            0
Intermediate
    Municipal Bond        6,692           3,990          0            0


3-Securities Lending (Tudor, Core Bond)

At December 31, 2000, the Tudor Fund loaned securities valued at $5,609,575. For collateral the Tudor Fund received a letter of credit from BNP Paribas in an amount equal to $5,900,000. At December 31, 2000 the Core Bond Fund loaned securities valued at $2,138,438. For collateral the Core Bond Fund received U.S. Treasury Bond, 9.875% Due 11/15/15 valued at $2,180,908. For the year ended December 31, 2000 the Tudor Fund and Core Bond Fund earned $13,023 and $808 in securities lending fees, net of custodian expenses, respectively.

4-Forward Commitment Sales (Core Bond)

The Core Bond Fund may enter into the sale of mortgage-backed securities on a forward commitment basis. Forward commitment sales are entered into prior to the announcement of the monthly paydown scheduled for a pool of mortgage-backed securities and delivery is made subsequent to the paydown. The Fund may choose to close out the transaction prior to the settlement date rather than make delivery of the underlying security. When the Fund enters into a forward commitment sale it records an unrealized gain or loss daily equal to the difference between the original value of the sale and the current market value. When the sale is completed, the gain or loss becomes realized.

5-Investment Advisory Fee and Other Transactions with Affiliates

WPG serves as the Funds' investment adviser. The advisory fees of each Fund are as follows, and are paid monthly except for the International Fund which is paid quarterly:

Tudor                           .90% of net assets up to $300 million
                                .80% of net assets $300 million to $500 million .75% of net assets in excess of $500 million

Large Cap Growth                .75% of net assets
Quantitative Equity             .75% of net assets

International                   .50% while net assets under $15 million
                                .85% while net assets $15 to $20 million 1.00%
                                  while net assets in excess of $20 million

Core Bond                       .60% of net assets up to $300 million
                                .55% of net assets $300 million to $500 million
                                .50% of net assets in excess of $500 million

Intermediate Municipal Bond     .00% while net assets under $17 million
                                .50% while net assets in excess of $17 million

Government Money Market         .50% of net assets up to $500 million
      &                         .45% of net assets $500 million to $1 billion
Tax Free Money Market           .40% of net assets $1 billion to $1.5 billion
                                .35% of net assets in excess of $1.5 billion

WEISS PECK & GREER MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS

Pursuant to authority granted under its Investment Advisory Agreement with the International Fund, WPG has selected Robeco Institutional Asset Management US Inc. ("RIAM") as sub-advisor to the International Fund. Pursuant to a sub-advisory agreement, RIAM has overall responsibility for the management of the International Fund's assets invested in non-US securities. Both RIAM and WPG are subsidiaries of Robeco Groep N.V., a Dutch public limited liability company.

Each Fund has entered into an Administration Agreement with WPG. For the period January 1, 2000 through April 30, 2000 WPG was entitled to receive the following fees based upon a percentage of average daily net assets: Tudor 0.08%, Large Cap Growth 0.04%, Quantitative Equity 0.07%, International 0.06% while assets exceed $25 million, Core Bond 0.0%, Intermediate Municipal Bond 0.12% while assets exceed $50 million, Government Money Market 0.01%, and Tax Free Money Market 0.04%. As of May 1, 2000 WPG is entitled to receive the following fees based upon a percentage of average daily net assets: Tudor 0.06%, Large Cap Growth 0.03%, Quantitative Equity 0.05%, International 0.00%, Intermediate Municipal Bond 0.00%. The fee for all of the other Funds remained the same.

6- Distribution Plan (Core Bond)
The Trust has adopted a plan of Distribution (the "Plan") under Section 12 (b) of the 1940 Act and Rule 12b-1 thereunder. The Fund may pay up to 0.25% of its average daily net assets under any one agreement but is limited to an aggregate of 0.05% of its average annual net assets for activities primarily intended to result in the sale of its shares.

For the year ended December 31, 2000, expenses incurred under the Plan were $352.

Under the terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

7- Custodian fees
Each Fund has entered into an expense offset agreement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. For the year ended December 31, 2000 the Funds' custodian fees and related offset were as follows:

                                        Custodian               Offset
                                           Fee                  Credit
                                           ---                  ------
        Tudor                            $27,103                $2,766
        Large Cap Growth                  25,800                 4,404
        Quantitative Equity               31,280                 3,266
        International                     23,963                 3,390
        Core Bond                         40,065                 9,173
        Intermediate Municipal Bond        9,469                 1,720
        Government Money Market           41,250                 6,595
        Tax Free Money Market             22,907                 8,854


The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with their custodian.

8- Federal Income Tax Status of Dividends - Unaudited
The Tax Free Money Market and Intermediate Municipal Bond Funds have determined that all dividends paid during the year ended December 31, 2000 were paid from investment income and are exempt from Federal income tax. None of these dividends are subject to the Alternative Minimum Tax.

WEISS PECK & GREER MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS

The Funds have distributed long-term capital gains to shareholders during the fiscal year ended December 31, 2000 in the following amounts:

                                Long-term Cap Gains
                                -------------------
        Tudor                     $11,312,923
        Large Cap Growth           11,893,237
        Quantitative Equity         8,056,292
        International                  28,381


The percentage of investment company taxable income eligible for the dividends received deduction and for certain| corporate shareholders with respect to the fiscal year ended December 31, 2000, is 4% for the Tudor Fund, 15% for the Large Cap Growth Fund and 27% for the Quantitative Equity Fund.

WEISS, PECK & GREER MUTUAL FUNDS



Financial Highlights                          (for the years ended December 31)

$ PER SHARE


                                 Net        Total                  Distri-
                               Realized    Income/                 butions
             Net       Net        and       (Loss)    Dividends     From                   Net                 Net
            Asset    Invest-  Unrealized    From        From        Net                   Asset              Assets at
            Value at  ment    Gains or    investment    Net        Realized   Total      Value at            End of
          Beginning  Income   (Losses)on    Opera-    Investment   Capital    Distri-     End of    Total     Year
           of Year   (Loss)   Securities    tions      Income       Gains     butions     Year      Return   ($000's)
           -------   ------   ----------    -----      ------       -----     -------     ----      ------   --------

TUDOR
2000    $   22.91 $   0.00  ($  1.50)   ($  1.50)  $   0.00       ($3.00)    ($3.00)     $ 18.41    (5.20%) $ 94,418
1999        15.74     0.00      9.88        9.88       0.00        (2.71)     (2.71)       22.91     63.26   108,780
1998        21.90    (0.02)    (4.86)      (4.88)      0.00        (1.28)     (1.28)       15.74    (22.01)   86,817
1997        23.28     0.06      2.46        2.52       0.00        (3.90)     (3.90)       21.90     11.11   166,459
1996        22.95    (0.14)     4.41        4.27       0.00        (3.94)     (3.94)       23.28     18.82   181,370

LARGE CAP GROWTH FUND
2000        39.88     0.01     (0.94)      (0.93)      0.00        (5.35)     (5.35)       33.60     (1.68)  109,347
1999        40.64     0.14      4.91        5.05      (0.16)       (5.65)     (5.81)       39.88     12.68   145,734
1998        35.11     0.26      9.38        9.64      (0.26)       (3.85)     (4.11)       40.64     27.51   160,698
1997        29.32     0.24     10.30       10.54      (0.24)       (4.51)     (4.75)       35.11     36.27   117,146
1996        26.02     0.24      6.11        6.35      (0.39)       (2.66)     (3.05)       29.32     24.42    82,937

QUANTITATIVE EQUITY FUND
2000         5.23     0.00     (0.42)      (0.42)     (0.01)       (0.94)     (0.95)        3.86     (7.32)   29,824
1999         5.79     0.02      0.73        0.75      (0.03)       (1.28)     (1.31)        5.23     13.90    76,452
1998         5.84     0.05      1.46        1.51      (0.06)       (1.50)     (1.56)        5.79     26.71    73,884
1997         5.89     0.08      1.42        1.50      (0.08)       (1.47)     (1.55)        5.84     25.47    96,055
1996         6.85     0.16      1.13        1.29      (0.15)       (2.10)     (2.25)        5.89     18.51   102,450

INTERNATIONAL
2000        10.54     0.03     (2.49)      (2.46)      0.00        (0.06)     (0.06)        8.02    (23.32)    6,432
1999         9.25     0.01      2.71        2.72       0.00        (1.43)     (1.43)       10.54     29.83     7,323
1998        10.15     0.00      1.65        1.65       0.00        (2.55)     (2.55)        9.25     16.28     6,375
1997        10.29     0.01      0.29        0.30      (0.01)       (0.43)     (0.44)       10.15      2.89     8,555
1996        11.01    (0.07)     0.57        0.50      (0.04)       (1.18)     (1.22)       10.29      4.64    13,161


                         RATIOS

                                                Ratio of
                                Ratio of        Net Investment
                                Expenses        Income          Portfolio
                                To Average      To Average      Turnover
                                Net Assets      Net Assets      Rate
                                ----------      ----------      ----
TUDOR
2000                             1.28%          (0.22%)       84.0%
1999                             1.37           (0.37)       139.4
1998                             1.28           (0.22)       143.6
1997                             1.24           (0.44)       106.3
1996                             1.25           (0.57)       105.4

LARGE CAP GROWTH FUND
2000                             1.01           (0.03)        78.2
1999                             1.03            0.40         68.1
1998                             1.04            0.71         64.6
1997                             1.06            0.88         69.6
1996                             1.15            1.50         75.8

QUANTITATIVE EQUITY FUND
2000                             1.23            0.02        106.6
1999                             1.08            0.24         95.6
1998                             1.06            0.49         89.4
1997                             1.03            1.03         77.7
1996                             0.95            1.52         60.8

INTERNATIONAL
2000                             2.38           (1.16)       120.5
1999                             3.50           (1.70)       125.4
1998                             2.35            0.06         98.8
1997                             1.89            0.02         55.1
1996                             1.71            0.31         85.2

WEISS, PECK & GREER MUTUAL FUNDS


Financial Highlights    (for the years ended December 31)


$ PER SHARE


                                 Net        Total                  Distri-
                               Realized    Income/                 butions
             Net       Net        and       (Loss)    Dividends     From                   Net                 Net
            Asset    Invest-  Unrealized    From        From        Net                   Asset              Assets at
            Value at  ment    Gains or    investment    Net        Realized   Total      Value at            End of
          Beginning  Income   (Losses)on    Opera-    Investment   Capital    Distri-     End of    Total     Year
           of Year   (Loss)   Securities    tions      Income       Gains     butions     Year      Return   ($000's)
           -------   ------   ----------    -----      ------       -----     -------     ----      ------   --------


Core Bond
2000    $   9.07  $   0.60  $   0.33     $   0.93     ($  0.60)   $   0.00  ($  0.60)     $ 9.40     10.66%  $114,547
1999        9.64      0.56     (0.57)       (0.01)       (0.56)       0.00     (0.56)       9.07     (0.12)   137,487
1998        9.34      0.54      0.30         0.84        (0.54)       0.00     (0.54)       9.64      9.26    139,463
1997        9.19      0.51      0.15         0.66        (0.51)       0.00     (0.51)       9.34      7.37    108,443
1996        9.38      0.64     (0.29)        0.35        (0.54)       0.00     (0.54)       9.19      3.85    120,804

Intermediate Municipal Bond
2000       10.05      0.46      0.39         0.85        (0.46)       0.00     (0.46)       10.44     8.73     16,941
1999       10.55      0.44     (0.50)       (0.06)       (0.44)       0.00     (0.44)       10.05    (0.54)    20,210
1998       10.45      0.45      0.14         0.59        (0.47)      (0.02     (0.49)       10.55     5.72     25,341
1997       10.14      0.47      0.31         0.78        (0.47)       0.00     (0.47)       10.45     7.85     23,508
1996       10.20      0.48     (0.06)        0.42        (0.48)       0.00     (0.48)       10.14     4.20     15,214

Government Money Market
2000        1.00      0.06      0.00         0.06        (0.06)       0.00     (0.06)        1.00     5.74    375,679
1999        1.00      0.04      0.00         0.04        (0.04)       0.00     (0.04)        1.00     4.45    372,448
1998        1.00      0.05      0.00         0.05        (0.05)       0.00     (0.05)        1.00     4.80    428,443
1997        1.00      0.05      0.00         0.05        (0.05)       0.00     (0.05)        1.00     4.76    207,817
1996        1.00      0.04      0.00         0.04        (0.04)       0.00     (0.04)        1.00     4.56    152,786

Tax Free Money Market
2000        1.00      0.04      0.00         0.04        (0.04)       0.00     (0.04)        1.00     3.71    208,911
1999        1.00      0.03      0.00         0.03        (0.03)       0.00     (0.03)        1.00     2.80    117,520
1998        1.00      0.03      0.00         0.03        (0.03)       0.00     (0.03)        1.00     3.05    131,268
1997        1.00      0.03      0.00         0.03        (0.03)       0.00     (0.03)        1.00     3.23    130,083
1996        1.00      0.03      0.00         0.03        (0.03)       0.00     (0.03)        1.00     3.14    117,423






                                RATIOS


                           Ratio of
             Ratio of      Net Investment
             Expenses      Income          Portfolio
             To Average    To Average      Turnover
             Net Assets    Net Assets      Rate
             ----------    ----------      ----

Core Bond
2000         $  0.50%        6.58%         509.0%
1999            0.50         5.98          531.2
1998            0.50         5.71          684.9
1997            0.86         5.56          330.3
1996            0.81         5.87          333.1

Intermediate Municipal Bond
2000            0.81         4.58           23.8
1999            0.85         4.32           83.2
1998            0.85         4.23           45.7
1997            0.85         4.55           39.8
1996            0.85         4.72           44.4

Government Money Market
2000            0.68         5.59           N/A
1999            0.70         4.36           N/A
1998            0.73         4.62           N/A
1997            0.81         4.68           N/A
1996            0.83         4.48           N/A

Tax Free Money Market
2000            0.70         3.67           N/A
1999            0.76         2.76           N/A
1998            0.75         3.01           N/A
1997            0.74         3.17           N/A
1996            0.72         3.10           N/A

WEISS, PECK & GREER MUTUAL FUNDS
Financial Highlights



The Adviser agreed to reimburse other operating expenses and not to impose its full fee for certain periods. Had the Adviser not so agreed, and had the Funds not received a custody fee earnings credit, the total return would have been lower and the ratio of expenses to average net assets and ratio of net investment income to average net assets would have been:

                                                Ratio of
                                                   Net
                               Ratio of         Investment
                               Expenses         Income
                               to Average       to Average
                               Net Assets       Net Assets
                               ----------       ----------
Quantitative Equity
                2000             1.24%            0.01%
                1998             1.07%            0.48%
International
                2000             2.42%           (1.20%)
                1999             3.60%           (1.75%)
                1998             2.38%            0.03%
                1997             1.92%           (0.01%)
                1996             1.76%            0.26%
Core Bond
                2000             0.79%            6.29%
                1999             0.81%            5.67%
                1998             0.89%            5.32%
Intermediate Municipal Bond
                2000             1.04%            4.35%
                1999             1.08%            4.09%
                1998             1.06%            4.02%
                1997             1.15%            4.25%
                1996             1.01%            4.56%
Tax Free Money Market
                1998             0.76%            3.00%


For the Tudor, Large Cap Growth, Quantitative Equity, Government Money Market and Tax Free Money Market Funds custody fee earnings credit had an effect of less that 0.01% per share on the above ratios. The custody fee earnings credit had an effect of less than 0.01% on the above ratios in 1995, 1996,1997 and 2000 for the Quantitative Equity, Core Bond and Tax Free Money Market Funds and in 1995, 1996, 1997, 1998 and 2000 for the Intermediate Municipal Bond Fund.




                       See notes to financial statements.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

To the Shareholders and Board of Trustees of:
        WPG Tudor Fund
        WPG Large Cap Growth Fund
        WPG Quantitative Equity Fund
        Weiss, Peck & Greer International Fund
        WPG Core Bond Fund
        WPG Intermediate Municipal Bond Fund
        WPG Government Money Market Fund
        WPG Tax Free Money Market Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of WPG Tudor Fund, WPG Large Cap Growth Fund, WPG Quantitative Equity Fund, Weiss, Peck & Greer International Fund, WPG Core Bond Fund, WPG Intermediate Municipal Bond Fund, WPG Government Money Market Fund and WPG Tax Free Money Market Fund (the "Funds") as of December 31, 2000, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. As to securities purchased and sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of WPG Tudor Fund, WPG Large Cap Growth Fund, WPG Quantitative Equity Fund, Weiss, Peck & Greer International Fund, WPG Core Bond Fund, WPG Intermediate Municipal Bond Fund, WPG Government Money Market Fund and WPG Tax Free Money Market Fund as of December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                        KPMG LLP
New York, New York
February 9, 2001

                               WEISS PECK & GREER
                     ONE NEW YORK PLAZA, NEW YORK, NY 10004


INDEPENDENT TRUSTEES AND MEMBERS
OF AUDIT COMMITTEE
Raymond R. Herrmann, Jr.                William B. Ross
Lawrence J. Israel                      Robert A. Straniere
Graham E. Jones


OFFICERS
ROGER J. WEISS
  Chairman of the Board and Trustee - all funds
  President - Weiss, Peck & Greer International Fund

WALTER PRENDERGAST
  President - WPG Tudor Fund

RONALD M. HOFFNER
  Executive Vice President and Treasurer - all funds

JOSEPH J. REARDON
  Vice President and Secretary - all funds

STEVEN M. PIRES
  Assistant Vice President - all funds

A. ROY KNUTSEN
  President - WPG Large Cap Growth Fund

DANIEL S. VANDIVORT
  President - WPG Funds Trust

DANIEL CARDELL
  Vice President - WPG Quantitative Equity Fund

R. SCOTT RICHTER
  Vice President - WPG Intermediate Municipal  Bond Fund

JANET A. FIORENZA
 Vice President - WPG Tax Free Money Market Fund

S. BLAKE MILLER
  Vice President - WPG Intermediate Municipal Bond Fund


INVESTMENT ADVISER
Weiss, Peck & Greer, LLC
One New York Plaza
New York, NY  10004

CUSTODIAN
Boston Safe Deposit and Trust Company
One Exchange Place
Boston, MA  02109

DIVIDEND DISBURSING AND
TRANSFER AGENT
PFPC Inc.
P.O. Box 60448
King of Prussia, PA  19406-0448

DISTRIBUTOR
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19406

LEGAL COUNSEL
Hale and Dorr
60 State Street
Boston, MA  02109

INDEPENDENT AUDITORS
KPMG LLP
757 Third Avenue
New York, NY  10017



This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Weiss, Peck & Greer Funds. Such offering is made only by prospectus, which includes details as to offering and other material information.